United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-23259

(Investment Company Act File Number)

Federated Hermes Adviser Series

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 05/31/21

Date of Reporting Period: 05/31/21

Item 1.	Reports to Stockholders

Annual Shareholder Report
May 31, 2021

Share Class | Ticker	Institutional | PIEFX

Federated Hermes Emerging Markets Equity Fund
Successor to the PNC Emerging Markets Equity Fund Established 2017

A Portfolio of Federated Hermes Adviser Series
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from June 1, 2020 through May 31, 2021.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Emerging Markets Equity Fund (the “Fund”), based on net asset value for the 12-month reporting period ended May 31, 2021 was 68.34% for Institutional Shares. The total return of the Morgan Stanley Capital International Emerging Markets (MSCI EM) Index, the Fund’s broad-based securities market index, was 51.00% for the same period.1 The total return of Morningstar Diversified Emerging Markets Funds Average (MFDEMFA), a peer group average for the Fund, was 50.03% for the same period.2 The Fund’s and MFDEMFA’s total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the MSCI EM.
During the reporting period, the most significant factor affecting the Fund’s performance relative to the MSCI EM was security selection.
The following discussion will focus on the performance of the Fund’s Institutional Shares relative to the MSCI EM.
MARKET OVERVIEW
During the reporting period, the pandemic continued to contribute to uncertainty and volatility as many nations experienced resurgences.3 This sporadically resulted in renewed lockdowns and movement restrictions. New cases, hospitalizations and deaths varied widely by country. To mitigate the impact from economic restrictions, governments and central banks continued to provide major monetary and fiscal support. Vaccination programs began in earnest in early 2021, inspiring further optimism. However, the pace and success also varied significantly by country.
In the latter half of the reporting period, reflation became the dominant theme as tight supply and demand drove higher oil and major commodity prices. Rising inflation expectations and a surge in the U.S. 10-year Treasury yield provided support for real yields. This increased discount rates and compressed valuations. These factors contributed to a reversal of the recent trend of growth stocks significantly outperforming value stocks, whereby growth stocks’ outperformance narrowed significantly in mid-February 2021. The MSCI EM Growth Index4 and the MSCI EM Value Index5 returned 51.84% and 49.98%, respectively, during the reporting period. Additionally, despite the rise in the U.S. 10-year Treasury yield, the U.S. dollar weakened during the reporting period.
As the first nation to combat the pandemic, China initially led the rebound in global growth. An earlier resumption of exports and recovery in domestic consumption contributed to China’s economic strength in the first half of the reporting period. However, indications of policy tightening, concerns about a potential property bubble and a regulatory crackdown on large technology companies detracted from both the local currency and market performance.
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Southeast Asian nations varied widely in infection and vaccination rates. Tourism-dependent countries recovered more slowly than commodities-based or export-driven economies. For example, the Philippines remained one of the worst affected by the pandemic, while Vietnam continued to outperform relative to other Southeast Asian nations.
Emerging Europe remained vulnerable to the pandemic due to older demographics. Volatility in Turkey increased as the nation’s central bank raised interest rates and could only employ limited tools to defend its currency. Russia also experienced market and currency volatility due to the country’s involvement in the conflict between Armenia and Azerbaijan. Additionally, Vladimir Putin won a Russian referendum allowing him to stay in power until 2036. In the Middle East, the U.S., Israel, UAE and Bahrain signed a historic peace agreement known as the Abraham Accords. While many issues remain, this was the first step toward broader peace in a generation.
Latin America was among the hardest hit regions globally as it struggled with new variants and slow progress with vaccinations. Most trade balances and currencies were supported by strong commodity prices. However, in Brazil, heightened political risk and one of the world’s worst ongoing virus outbreaks detracted from the country’s recovery.
SECURITY SELECTION
Relative to the MSCI EM, the largest positive contributions came from stock selection within the Communication Services and Materials sectors. Stock selection in all sectors contributed favorably to performance except Information Technology and Consumer Discretionary. The Fund did not invest in Utilities. In Health Care, Wuxi Biologics Inc. was the Fund’s top overall contributor. This Chinese contract development and manufacturing organization (CDMO) outperformed due to pandemic-induced tailwinds. The company provides full biologic drug discovery and production services to pharmaceutical and biotech companies. The pandemic drove an increase in coronavirus-related contracts and accelerated the pharmaceutical research and development outsourcing trend.
Within Communication Services, Sea Ltd. and Kakao Corp. were also top performers. Backed by China’s Tencent, Sea is a Singapore-based gaming and e-commerce company expanding rapidly in Southeast Asia. Rising demand for the company’s mobile games and Shopee e-commerce platform resulted in strong top-line growth. This enabled the company to invest more resources in the region, contributing to market share gains. Kakao, a South Korean internet and mobile app conglomerate, benefited from new revenue streams and continued to advance its fintech and mobility initiatives.
Within Materials, Zijin Mining Group Co., Ltd. and Yunnan Energy New Material Co., Ltd. were among the top contributors. Zijin Mining, a Chinese precious metals producer, outperformed as rising copper prices boosted earnings and the ongoing global cyclical recovery drove strong metals demand.
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The company continues to grow its portfolio of mining assets globally and has an impressive execution record on assets acquired. Yunnan Energy is the largest battery separator supplier in China and among the largest globally. The company outperformed on strong earnings growth and regulatory tailwinds for electric vehicles. Yunnan Energy continues to gain market share internationally, expanding into new product markets to drive further growth.
Overall, stock selection in the Information Technology and Consumer Discretionary sectors detracted the most from the Fund’s relative performance. However, the Fund’s overweight exposure to both sectors relative to the MSCI EM more than offset the negative stock selection. The largest individual detractor was in Health Care, Ping An Healthcare and Technology Company Ltd. This Chinese online healthcare company underperformed due to increased competition, changes in the management team and uncertainty regarding post-pandemic demand for online medical consultations.
Within Consumer Discretionary, a lack of exposure to Meituan and NIO Inc. detracted from performance relative to the MSCI EM. Meituan, a Chinese e-commerce platform for services, benefited from the country’s swift economic recovery and strong consumer demand. NIO, a Chinese electric vehicle company, outperformed on growing expectations for electric vehicle sales due to government mandates and secular changes in power generation.
1
Please see the footnotes to the line graphs below for definitions of, and further information about, the MSCI EM.
2
Please see the footnotes to the line graphs below for definitions of, and further information about, the MFDEMFA.
3
International investing involves special risks including currency risk, increased volatility, political risks, and differences in auditing and other financial standards. Prices of emerging-market securities can be significantly more volatile than the prices of securities in developed countries, and currency risk and political risks are accentuated in emerging markets.
4
The MSCI EM Growth Index is an equity index which captures large- and mid-cap securities exhibiting overall growth style characteristics across 27 EM countries. The growth investment style characteristics for index construction are defined using five variables: long-term forward EPS growth rate, short-term forward EPS growth rate, current internal growth rate and long-term historical EPS growth trend and long-term historical sales per share growth trend.*
5
The MSCI EM Value Index is an equity index which captures large- and mid-cap securities exhibiting overall value style characteristics across 27 EM countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.*
*
The index is unmanaged, and it is not possible to invest directly in an index.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Emerging Markets Equity Fund (the “Fund”) from March 31, 2017 to May 31, 2021, compared to the MSCI Emerging Markets Index (MSCI EM),2 the MSCI Emerging Markets Growth Index (MSCI EM Growth)3 and the Morningstar Diversified Emerging Markets Funds Average (MFDEMFA)4. The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 INVESTMENT
Growth of $10,000 as of May 31, 2021
Average Annual Total Returns for the Period Ended 05/31/2021
(returns reflect all applicable sales charge as specified below in footnote #1)
	1 Year	Start of Performance[5]
Institutional Shares	68.34%	19.57%
MSCI EM	51.00%	11.31%
MSCI EM Growth	51.84%	15.10%
MFDEMFA	50.03%	10.30%
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
The Fund’s performance assumes the reinvestment of all dividends and distributions. The MSCI EM Index and the MSCI EM Growth have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.
2
The MSCI EM captures large- and mid-cap representation across 26 emerging markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country. The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3
The MSCI EM Growth captures large- and mid-cap securities exhibiting overall growth style characteristics across 26 emerging markets countries. The index is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
4
Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of $10,000 line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
5
The Fund commenced operations on March 31, 2017 as the PNC Emerging Markets Equity Fund (the “Predecessor Fund”). The Fund is the successor to the Predecessor Fund pursuant to a reorganization involving the Fund and the Predecessor Fund on November 15, 2019. For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund.
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Portfolio of Investments Summary Tables (unaudited)
At May 31, 2021, the Fund’s portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
China	34.6%
Taiwan	15.9%
South Korea	13.6%
Brazil	5.2%
Argentina	4.5%
Russia	3.6%
India	3.3%
Singapore	2.4%
Vietnam	2.1%
Poland	1.9%
South Africa	1.5%
Hong Kong	1.3%
Hungary	1.1%
Kenya	1.0%
Other[2]	2.7%
Securities Lending Collateral[3]	0.4%
Cash Equivalents[4]	4.9%
Other Assets and Liabilities—Net[5]	0.0%
TOTAL	100%
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At May 31, 2021, the Fund’s sector classification6 was as follows:
Sector Classification	Percentage of Total Net Assets
Information Technology	25.7%
Financials	15.0%
Communication Services	14.5%
Consumer Discretionary	12.6%
Materials	9.1%
Industrials	6.0%
Health Care	5.5%
Consumer Staples	3.0%
Energy	2.1%
Real Estate	1.2%
Securities Lending Collateral[3]	0.4%
Cash Equivalents[4]	4.9%
Other Assets and Liabilities—Net[5]	0.0%
TOTAL	100%
1
Country allocations are based primarily on the country in which a company is incorporated. However, the Fund’s Adviser may allocate a company to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities or the country where a majority of the company’s revenues are derived.
2
For purposes of this table, country classifications constitute 92.0% of the Fund’s investments. Remaining countries have been aggregated under the designation “Other.”
3
Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
4
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
6
Except for Cash Equivalents, Securities Lending Collateral, and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
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Portfolio of Investments
May 31, 2021
Shares			Value in U.S. Dollars
		COMMON STOCKS—94.7%
		Argentina—4.5%
4,335	[1]	Globant SA	$944,466
1,064	[1]	Mercadolibre, Inc.	1,445,625
		TOTAL	2,390,091
		Brazil—5.2%
79,331		Locaweb Servicos de Internet SA	396,526
37,855		Notre Dame Intermedica Participacoes S.A.	638,587
75,986		Petroleo Brasileiro SA	385,027
5,564	[1]	StoneCo Ltd.	367,057
33,619		Vale SA, ADR	723,481
6,819	[1]	XP Inc.	270,442
		TOTAL	2,781,120
		Canada—0.5%
26,117	[1]	Equinox Gold Corp.	243,149
		China—34.6%
31,063	[1]	360 Finance Inc., ADR	871,939
18,873		AAC Technologies Hldgs. Inc.	114,587
92,719	[1]	Alibaba Group Holding Ltd.	2,517,152
128,456		China Merchants Bank Co. Ltd.	1,185,972
684,000		China Molybdenum Co. Ltd.	469,624
7,000		Contemporary Amperex Technology Co. Ltd.	475,460
62,943		Ganfeng Lithium Co., Ltd.	941,509
65,365		Haidilao International Holding Ltd.	375,629
9,218	[1,2]	HUYA, Inc., ADR	141,035
1,690		Kweichow Moutai Co. Ltd.	587,236
234,800	[1]	Maoyan Entertainment	400,807
4,996	[1]	Pinduoduo, Inc., ADR	623,901
8,531	[1,2]	Ping An Healthcare and Technology Company Ltd.	99,941
61,593		Ping An Insurance (Group) Co. of China Ltd.	669,191
17,900		Sunny Opitcal Technology Group Co. Ltd.	454,040
37,364		Tencent Holdings Ltd.	2,975,063
57,500		Wuxi Lead Intelligent Equipment Co. Ltd.	861,724
123,559	[1]	WuXi PharmaTech, Inc.	1,925,400
222,101		Xinyi Solar Holdings Ltd.	397,154
43,500		Yunnan Energy New Material Co., Ltd.	1,210,345
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Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		China—continued
824,022		Zijin Mining Group Co. Ltd.	$1,286,669
		TOTAL	18,584,378
		Egypt—0.5%
507,667	[1]	Cleopatra Hospital	128,293
144,652		Integrated Diagnostics Holdings PLC	160,104
		TOTAL	288,397
		Hong Kong—1.3%
52,794		AIA Group Ltd.	673,417
		Hungary—1.1%
11,079	[1]	OTP Bank RT	608,853
		India—3.3%
8,605	[1]	HDFC Bank Ltd., ADR	658,541
26,060	[1]	Relaxo Footwears Ltd.	407,173
575		Reliance Industries Ltd.	7,775
24,156		Reliance Industries Ltd.	717,903
		TOTAL	1,791,392
		Indonesia—0.8%
203,634		PT Bank Central Asia	454,037
		Kenya—1.0%
1,399,024		Safaricom Ltd.	530,669
		Poland—1.9%
29,350	[1]	AmRest Holdings S.E.	256,815
9,635	[1]	Dino Polska SA	748,027
		TOTAL	1,004,842
		Russia—3.6%
13,221	[3]	TCS Group Holding PLC, GDR	988,253
13,914	[1]	Yandex NV	939,752
		TOTAL	1,928,005
		Singapore—2.4%
4,983	[1]	Sea Ltd., ADR	1,261,895
		South Africa—1.5%
6,584		Capitec Bank Holdings Ltd.	798,006
		South Korea—13.6%
16,374		Kakao Corp.	1,811,034
199		LG Household & Health Care Ltd.	278,989
3,978		Samsung Electro-Mechanics Co.	609,413
28,635		Samsung Electronics Co. Ltd.	2,071,282
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Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		South Korea—continued
3,639		Samsung SDI Co. Ltd.	$2,009,574
4,600		SK Hynix, Inc.	524,277
		TOTAL	7,304,569
		Taiwan—15.9%
35,049		Accton Technology Corp.	390,153
26,063		AirTac International Group	940,404
4,522		ASPEED Technology, Inc.	363,161
38,743		Gourmet Master Co. Ltd.	234,154
40,258		Hiwin Technologies Corp.	535,886
40,704		MediaTek, Inc.	1,464,376
11,122		Momo.com, Inc.	499,049
4,710		Silergy Corp.	626,296
145,385		Taiwan Semiconductor Manufacturing Co. Ltd	3,140,392
26,265		Win Semiconductors Corp.	309,808
		TOTAL	8,503,679
		Thailand—0.7%
201,004		Muangthai Capital PCL	398,569
		United Arab Emirates—0.2%
6,510	[1,2]	Yalla Group Ltd., ADR	101,361
		Vietnam—2.1%
114,540		JSC Bank of Foreign Trade of Vietnam	489,896
148,500	[1]	Vinhomes Joint Stock Company	660,681
		TOTAL	1,150,577
		TOTAL COMMON STOCKS (IDENTIFIED COST $37,266,116)	50,797,006
		INVESTMENT COMPANIES—5.3%
219,710		Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[4]	219,710
2,628,333		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.03%[4]	2,629,122
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,848,366)	2,848,832
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $40,114,482)[5]	53,645,838
		OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	14,073
		TOTAL NET ASSETS—100%	$53,659,911
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Affiliated fund holdings are investment companies which are managed by the Adviser, or an affiliate of the Adviser. Transactions with affiliated fund holdings during the year ended May 31, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 5/31/2020	$—	$1,213,444	$1,213,444
Purchases at Cost	$2,492,166	$25,940,172	$28,432,338
Proceeds from Sales	$(2,272,456)	$(24,524,252)	$(26,796,708)
Change in Unrealized Appreciation/Depreciation	$N/A	$(124)	$(124)
Net Realized Gain/(Loss)	N/A	$(118)	$(118)
Value as of 5/31/2021	$219,710	$2,629,122	$2,848,832
Shares Held as of 5/31/2021	219,710	2,628,333	2,848,043
Dividend Income	$54	$1,234	$1,288
*
All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1
Non-income-producing security.
2
All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2021, this restricted security amounted to $988,253, which represented 1.8% of total net assets.
4
7-day net yield.
5
The cost of investments for federal tax purposes amounts to $40,118,084.
6
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of May 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$8,592,644	$42,204,362	$—	$50,797,006
Investment Companies	2,848,832	—	—	2,848,832
TOTAL SECURITIES	$11,441,476	$42,204,362	$—	$53,645,838
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
JSC	— Joint Stock Company
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(formerly, Class I Shares)
(For a Share Outstanding Throughout Each Period)1
	Year Ended May 31,				Period Ended 5/31/2017[3]
	2021	2020[2]	2019	2018
Net Asset Value, Beginning of Period	$12.16	$11.23	$13.23	$11.09	$10.00
Income From Investment Operations:
Net investment income (loss)[4]	(0.03)	(0.00)[5]	0.05	0.03	0.03
Net realized and unrealized gain (loss)	8.34	0.98	(1.84)	2.17	1.04
TOTAL FROM INVESTMENT OPERATIONS	8.31	0.98	(1.79)	2.20	1.07
Less Distributions:
Distributions from net investment income	—	(0.05)	(0.02)	(0.03)	—
Distributions from net realized gain	—	—	(0.19)	(0.03)	—
TOTAL DISTRIBUTIONS	—	(0.05)	(0.21)	(0.06)	—
Payment by Affiliate[4]	—	—	—[5,6]	—	0.02[7]
Net Asset Value, End of Period	$20.47	$12.16	$11.23	$13.23	$11.09
Total Return[8]	68.34%	8.74%	(13.38)%[6]	19.84%	10.90%[7]
Ratios to Average Net Assets:
Net expenses[9]	0.98%	1.11%	1.25%	1.25%	1.25%[10]
Net investment income (loss)	(0.19)%	(0.04)%	0.43%	0.26%	1.71%[10]
Expense waiver/reimbursement[11]	1.07%	2.07%	1.06%	0.83%	2.29%[10]
Supplemental Data:
Net assets, end of period (000 omitted)	$53,660	$13,749	$11,557	$13,392	$11,107
Portfolio turnover	13%	39%	34%	36%	7%
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1
PNC Emerging Markets Equity Fund (the “Predecessor Fund”) was reorganized into Federated Emerging Markets Equity Fund (the “Fund”), a portfolio of the Federated Adviser Series, as of the close of business on November 15, 2019. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2
Beginning with the year ended May 31, 2020, the Fund was audited by KPMG LLP. The previous years and period ended May 31, 2016 were audited by another independent registered public accounting firm.
3
Reflects operations for the period from March 31, 2017 (date operations of the Predecessor Fund commenced) to May 31, 2017.
4
Per share data calculated using average shares method.
5
Represents less than $0.01.
6
During the year ended May 31, 2019, a payment was made by PNC Capital Advisors, LLC (the “former Adviser”) to offset a trade error in the Fund. The payment, net of the error, had no impact to the total return of the Fund.
7
During the period ended May 31, 2017, a payment was made by the former Adviser to offset a trade error in the Fund. Excluding this item, the total return would have been 10.80% for Class I Shares.
8
Based on net asset value. Total returns for periods less than one year are not annualized.
9
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
10
Computed on an annualized basis.
11
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and LiabilitiesMay 31, 2021

Assets:
Investment in securities, at value including $214,944 of securities loaned and $2,848,832 of investment in an affiliated holding* (identified cost $40,114,482)		$53,645,838
Cash denominated in foreign currencies (identified cost $2,488)		2,493
Receivable for shares sold		492,181
Receivable for investments sold		54,260
Income receivable		20,621
TOTAL ASSETS		54,215,393
Liabilities:
Payable for collateral due to broker for securities lending	$219,710
Payable for investments purchased	211,267
Payable for capital gains taxes withheld	34,476
Payable for portfolio accounting fees	46,724
Payable for auditing fees	23,940
Payable for investment adviser fees (Note 5)	781
Payable for administrative fee (Note 5)	349
Accrued expenses (Note 5)	18,235
TOTAL LIABILITIES		555,482
Net assets for 2,621,894 shares outstanding		$53,659,911
Net Assets Consists of:
Paid-in capital		$40,877,707
Total distributable earnings		12,782,204
TOTAL NET ASSETS		$53,659,911
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$53,659,911 ÷ 2,621,894 shares outstanding, no par value, unlimited shares authorized		$20.47
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of OperationsYear Ended May 31, 2021

Investment Income:
Dividends (including $1,234 received from an affiliated holding* and net of foreign taxes withheld of $25,583)			$223,602
Net income on securities loaned (includes $54 earned from an affiliated holding* related to cash collateral balances)			4,575
TOTAL INCOME			228,177
Expenses:
Investment adviser fee (Note 5)		$258,297
Administrative fee (Note 5)		23,141
Custodian fees		49,872
Transfer agent fees (Note 2)		11,237
Directors’/Trustees’ fees (Note 5)		887
Auditing fees		31,592
Legal fees		11,715
Portfolio accounting fees		128,098
Share registration costs		36,079
Printing and postage		11,700
Miscellaneous (Note 5)		25,992
TOTAL EXPENSES		588,610
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(237,488)
Reimbursement of other operating expenses (Notes 2 and 5)	(68,864)
TOTAL WAIVERS AND REIMBURSEMENTS		(306,352)
Net expenses			282,258
Net investment income (loss)			(54,081)
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments (including net realized loss of $(118) on sales of investments in an affiliated holding*) and foreign currency transactions			50,570
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency (including net change in unrealized appreciation of $(124) of investments in an affiliated holding*)			10,488,988
Net realized and unrealized gain(loss) on investments and foreign currency transactions			10,539,558
Change in net assets resulting from operations			$10,485,477
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

Year Ended May 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(54,081)	$(4,678)
Net realized gain (loss)	50,570	(373,311)
Net change in unrealized appreciation	10,488,988	1,454,065
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,485,477	1,076,076
Distributions to Shareholders:
Institutional Shares (formerly, Class I Shares)	—	(54,847)
Share Transactions:
Proceeds from sale of shares	33,799,621	1,188,613
Net asset value of shares issued to shareholders in payment of distributions declared	—	12,040
Cost of shares redeemed	(4,373,715)	(70,538)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	29,425,906	1,130,115
Change in net assets	39,911,383	2,151,344
Net Assets:
Beginning of period	13,748,528	11,597,184
End of period	$53,659,911	$13,748,528
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
May 31, 2021
1. Organization
Federated Hermes Adviser Series, (the “Trust”) was established as a Delaware statutory trust on July 12, 2017 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of fourteen portfolios. The financial statements included herein are only those of Federated Hermes Emerging Markets Equity Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Institutional Shares. On August 26, 2019, the Fund’s Class A Shares, Class C Shares and Class R6 Shares became effective with the SEC, but are not yet offered for sale. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital appreciation.
PNC Emerging Markets Equity Fund (the “Predecessor Fund”) was reorganized into the Fund as of the close of business on November 15, 2019. The Fund is the successor to the Predecessor Fund and assumed all of its net assets pursuant to a tax-free reorganization involving the Fund and the Predecessor Fund. The Fund is the legal entity survivor and the Predecessor Fund is the accounting and tax survivor of the reorganization. In connection with the reorganization, Class A Shares, Class I Shares, and Class R6 Shares of the Predecessor Fund were exchanged for Institutional Shares of the Fund. Prior to November 15, 2019, the Fund had no investment operations and accordingly, the performance and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund’s operations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
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■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses
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mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities held at May 31, 2021, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
TCS Group Holding PLC, GDR	2/5/2020	$413,875	$988,253
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $306,352 is disclosed in various locations in this Note 2 and Note 5.
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For the year ended May 31, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$11,237	$(7,709)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the Code) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended May 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, and the state of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
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Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
The securities lending transactions are subject to Master Netting Agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts, but gross. As indicated in the below chart, the cash collateral received by the Fund exceeds the market value of the securities loaned, reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of May 31, 2021, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$214,944	$219,710
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended May 31	5/31/2021		5/31/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	—	—	2	$20
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed/exchanged	—	—	(1,774)	(21,754)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	—	—	(1,772)	$(21,734)

Year Ended May 31	5/31/2021		5/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,756,288	$33,799,621	99,411	$1,147,070
Proceeds from shares issued in connection with the exchange of shares from Class A and Class R6 to Institutional Shares	—	—	3,379	41,623
Shares issued to shareholders in payment of distributions declared	—	—	950	12,040
Shares redeemed	(265,298)	(4,373,715)	(2,342)	(27,274)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,490,990	$29,425,906	101,398	$1,173,459

Year Ended May 31	5/31/2021		5/31/2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	—	—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed/exchanged	—	—	(1,754)	$(21,610)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	—	—	(1,754)	$(21,610)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,490,990	$29,425,906	97,872	$1,130,115
4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences primarily result from the carryforward of net operating losses for tax purposes.
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For the year ended May 31, 2021, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Total Distributable Earnings (Loss)
$(44,182)	$44,182
Net investment income (loss), net realized gains (losses) and net assets were not affected by the reclassification.
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions and expiring capital loss carryforwards.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2021 and 2020, was as follows:
	2021	2020
Ordinary income[1]	$—	$54,847
1
For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of May 31, 2021, the components of distributable earnings on a tax-basis were as follows:
Net unrealized appreciation	$13,493,412
Capital loss carryforwards and deferrals	$(711,208)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to the deferral of losses on wash sales.
At May 31, 2021, the cost of investments for federal tax purposes was $40,118,084. The net unrealized appreciation of investments for federal tax purposes was $13,527,754. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,025,045 and net unrealized depreciation from investments for those securities having an excess of cost over value of $497,291.
As of May 31, 2021, the Fund had a capital loss carryforward of $658,260 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$191,581	$466,679	$658,260
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Under current tax rules a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of May 31, 2021, for federal income tax purposes, a late year ordinary loss of $52,948 was deferred to June 1, 2021.
Capital loss carryforwards of $53,316 were utilized during the year ended May 31, 2021.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended May 31, 2021, the Adviser voluntarily waived $236,523 of its fee and voluntarily reimbursed $7,709 of transfer agent fees and $61,155 of other operating expenses.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended May 31, 2021, the Adviser reimbursed $965.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2021, the annualized fee paid to FAS was 0.081% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, tax reclaim recovery fees, proxy-related expenses and extraordinary expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.98% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the
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Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities, and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended May 31, 2021, were as follows:
Purchases	$30,501,606
Sales	$3,536,574
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. A substantial portion of the Fund’s portfolio may be comprised of securities that are incorporated in China. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020, which was renewed on June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2021, the Fund had no outstanding loans. During the year ended May 31, 2021, the Fund did not utilize the LOC.
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9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2021, there were no outstanding loans. During the six months ended May 31, 2021, the program was not utilized.
10. Other Matters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, distributions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated HERMES Adviser Series and Shareholders of
Federated HERMES Emerging Markets Equity Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Hermes Emerging Markets Equity Fund (formerly, Federated Emerging Markets Equity Fund) (the “Fund”), a portfolio of Federated Hermes Adviser Series (formerly, Federated Adviser Series), as of May 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the two-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2021, the results of its operations for the year then ended, the changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years or periods in the three-year period ended May 31, 2019, were audited by other independent registered public accountants whose report, dated July 26, 2019, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of May 31, 2021, by correspondence with custodians and brokers or by other appropriate auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more Federated Hermes, Inc. investment companies since 2006.
Boston, Massachusetts
July 23, 2021
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees; and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2020 to May 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2020	Ending Account Value 5/31/2021	Expenses Paid During Period[1]
Actual	$ 1,000.00	$ 1,188.70	$5.35
Hypothetical (assuming a 5% return before expenses)	$ 1,000.00	$1,020.04	$4.94
1 Expenses are equal to the Fund’s annualized net expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised 12 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Vice President, Federated Hermes, Inc.; President, Director/Trustee
and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment
Management Corp., Federated Investment Counseling, Federated
Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated Investors
Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and Director of
Federated Investment Counseling; President and CEO of Passport
Research, Ltd.; Director, Edgewood Securities Corp.; Director,
Federated Services Company; Director, Federated Hermes, Inc.;
Chairman and Director, Southpointe Distribution Services, Inc. and
President, Technology, Federated Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee, and Chair of the Board of
Directors or Trustees, of the Federated Hermes Fund Family; formerly,
Chairman and CEO, The Collins Group, Inc. (a private equity
firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, KLX Energy Services Holdings, Inc. (oilfield services); former
Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; and Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: May 2017
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: November 2017
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: May 2017
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: May 2017
Principal Occupations: Stephen F. Auth is Chief Investment Officer of
various Funds in the Federated Hermes Fund Family; Executive Vice
President, Federated Investment Counseling, Federated Global
Investment Management Corp. and Federated Equity Management
Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment
Management Company and Passport Research, Ltd. (investment
advisory subsidiary of Federated); Senior Vice President, Global
Portfolio Management Services Division; Senior Vice President,
Federated Investment Management Company and Passport Research,
Ltd.; Senior Managing Director and Portfolio Manager,
Prudential Investments.

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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Emerging Markets Equity Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
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The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
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The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For both the one-year and three-year periods ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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It was noted in the materials for the May Meetings that, for the year ended December 31, 2020, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received
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by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability
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information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted
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that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Adviser Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Emerging Markets Equity Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
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applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Emerging Markets Equity Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A598
Q454742 (7/21)
© 2021 Federated Hermes, Inc.

Annual Shareholder Report
May 31, 2021

Share Class | Ticker	A | PMIEX	C | PIUCX	Institutional | PIUIX	R6 | PEIRX

Federated Hermes International Equity Fund
Successor to the PNC International Equity Fund Established 1997

A Portfolio of Federated Hermes Adviser Series
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from June 1, 2020 through May 31, 2021.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes International Equity Fund (the “Fund”), based on net asset value for the 12-month reporting period ended May 31, 2021 was 50.59% for Class A Shares, 49.53% for Class C Shares, 51.01% for Institutional Shares and 51.04% for Class R6 Shares. The total return of the Morgan Stanley Capital International All Country World Index ex United States of America (MSCI ACWI ex USA),1 the Fund’s broad-based securities market index, was 42.78% for the same period. The total return of Morningstar Foreign Large Blend Funds Average (MFLBFA),2 a peer group average for the Fund, was 40.16% for the same period. The Fund’s and MFLBFA’s total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the MSCI ACWI ex USA.
During the reporting period, the most significant factor affecting the Fund’s performance relative to the MSCI ACWI ex USA was security selection.
The following discussion will focus on the performance of the Fund’s Class R6 Shares relative to the MSCI ACWI ex USA.
MARKET OVERVIEW
During the reporting period, the pandemic continued to contribute to uncertainty and volatility as many nations experienced resurgences.3 This sporadically resulted in renewed lockdowns and movement restrictions. New cases, hospitalizations and deaths varied widely by country. To mitigate the impact from economic restrictions, governments and central banks continued to provide major monetary and fiscal support. Vaccination programs began in earnest in early 2021, inspiring further optimism. However, the pace and success also varied significantly by country.
In the latter half of the reporting period, reflation became the dominant theme as tight supply and demand drove higher oil and major commodity prices. Rising inflation expectations and a surge in the U.S. 10-year Treasury yield provided support for real yields. This increased discount rates and compressed valuations. These factors contributed to a growth and value factor reversal starting in mid-February. As a result, during the reporting period, the value factor outperformed relative to the growth factor. In particular, the MSCI ACWI ex USA Value4 and the MSCI ACWI ex USA Growth Index5 returned 45.47% and 39.92%, respectively. Additionally, despite the rise in the U.S. 10-year Treasury yield, the U.S. dollar weakened during the reporting period.
Annual Shareholder Report

As the first nation to combat the pandemic, China initially led the rebound in global growth. An earlier resumption of exports and recovery in domestic consumption contributed to China’s economic strength in the first half of the reporting period. However, indications of policy tightening, concerns about a potential property bubble and a regulatory crackdown on large technology companies detracted from both the local currency and market performance.
In Japan, activity also rebounded from depressed levels as demand from the U.S. and China benefited Japan’s export-driven manufacturers. Additionally, in September, Yoshihide Suga became prime minister. He vowed to continue Abenomics, his predecessor’s economic strategy to promote growth via continued monetary easing, fiscal stimulus, and structural reform. However, recurring virus outbreaks continued to suppress domestic activity. Overall, the recovery lagged relative to other major economies.
Southeast Asian nations varied widely in infection and vaccination rates. Tourism-dependent countries recovered more slowly than commodities-based or export-driven economies. For example, the Philippines remained one of the worst affected by the pandemic, while Vietnam continued to outperform relative to other Southeast Asian nations.
Europe remained vulnerable to the pandemic due to a sluggish vaccination program relative to the U.S. and the U.K. Despite this, manufacturing activity outpaced other major economies as the global economy rebounded. After prolonged negotiations, the U.K. finally reached a “Brexit” (the U.K. leaving the European Union) deal, and the country began to benefit from a strong vaccination effort. By the end of the reporting period, countries in Northern and Western Europe reported the highest Manufacturing Purchasing Managers’ Index (PMI) levels in the world.
Latin America was among the hardest hit regions globally as it struggled with new variants and slow progress with vaccinations. Most trade balances and currencies were supported by strong commodity prices. However, in Brazil, heightened political risk and one of the world’s worst ongoing virus outbreaks detracted from the country’s recovery.
SECURITY SELECTION
Relative to the MSCI ACWI ex USA Index, the largest positive contributions came from stock selection within the Communication Services, Health Care and Consumer Discretionary sectors. In Communication Services, Sea Ltd. was the Fund’s top overall contributor. Backed by China’s Tencent, this Singapore-based gaming and e-commerce company is rapidly expanding in Southeast Asia. Rising demand for the company’s mobile games and Shopee e-commerce platform resulted in strong top-line growth. This enabled the company to invest more resources in the region, contributing to market share gains. Kakao Corp. was another top contributor in Communication Services. This South Korean internet and mobile app conglomerate benefited from new revenue streams and continued to advance its fintech and mobility initiatives.
Annual Shareholder Report

In Consumer Discretionary, Kia Corp. and Magna International Inc. were also top contributors, both benefiting from a strong automotive recovery. Kia, a South Korean automaker, outperformed on speculation of a Kia-Apple cooperation agreement to produce a new electric vehicle (EV). Even though Apple refuted the report, the stock remained resilient as Kia reported record quarterly operating profits on the back of higher total vehicle sales, a new slate of SUV models and a dedicated platform of EV offerings. Magna, a Canadian auto supplier, outperformed as the company repeatedly reported robust quarterly results ahead of expectations after vehicle production surprised on the upside. The company continues to display strong operating performance which was reflected in better bottom-line results. The company also formed two EV joint ventures: one with electronic automotive design/engineering firm Fisker Automotive and one with LG Electronics.
Overall, the largest detractors from the Fund’s performance were the underweight position to the Financials sector relative to the MSCI ACWI ex USA Index, as well as security selection within the Financials and Information Technology sectors. In Information Technology, Taiwan Semiconductor Manufacturing Co., Ltd. (TSMC) was the largest detractor due to the Fund’s underweight position relative to the MSCI ACWI ex USA Index. As the world’s largest semiconductor foundry, TSMC benefited from chip shortages, pandemic-driven demand for consumer electronics and recovering automotive demand.
Within Industrials, Babcock International Group Plc was another top detractor. This U.K. engineering services firm supporting local defense, emergency services and civil nuclear sectors underperformed after growing concerns about U.K. defense budget cuts. Demand for aviation support services declined with the collapse in oil prices, detracting from Babcock’s helicopter division providing air support to North Sea offshore oil and gas platforms.
Despite a positive contribution from security selection in Health Care, Daiichi Sankyo Co., Ltd. and AstraZeneca Plc were also top detractors. Based in Japan, Daiichi Sankyo is a global leader in antibody-drug conjugates, a next-generation cancer treatment. The company underperformed after announcing research and development (R&D) leadership changes and higher near-term investments in R&D and marketing. AstraZeneca is a U.K.-based global pharmaceutical company with a strong pipeline. The company underperformed due to news flow regarding side effects and delays in the company’s development of a coronavirus vaccine.
Annual Shareholder Report

1
Please see the footnotes to the line graphs below for definitions of, and further information about, the MSCI ACWI ex USA.
2
Please see the footnotes to the line graphs below for definitions of, and further information about, the MFLBFA.
3
International investing involves special risks including currency risk, increased volatility, political risks, and differences in auditing and other financial standards. Prices of emerging market securities can be significantly more volatile than the prices of securities in developed countries, and currency risk and political risks are accentuated in emerging markets.
4
The MSCI ACWI ex USA Value Index is an equity index which captures large- and mid-cap securities exhibiting overall value style characteristics across 22 of 23 developed markets countries (excluding the U.S.) and 27 emerging markets countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.*
5
The MSCI ACWI ex USA Growth Index is an equity index which captures large- and mid-cap securities exhibiting overall growth style characteristics across 22 of 23 developed markets countries (excluding the U.S.) and 27 emerging markets countries. The growth investment style characteristics for index construction are defined using five variables: long-term forward EPS growth rate, short-term forward EPS growth rate, current internal growth rate and long-term historical EPS growth trend and long-term historical sales per share growth trend.*
*
The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes International Equity Fund (the “Fund”) from May 31, 2011 to May 31, 2021, compared to MSCI All Country World Index ex USA Index (MSCI ACWI ex USA Index)2 and the Morningstar Foreign Large Blend Funds Average (MFLBFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 INVESTMENT
■ The total returns shown for the C Shares include the maximum contingent deferred sales charge of 1.00% as applicable.
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 05/31/20214
(returns reflect all applicable sales charge as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	42.29%	12.27%	7.98%
Class C Shares	48.53%	12.71%	7.83%
Institutional Shares	51.01%	13.85%	8.89%
Class R6 Shares[5]	51.04%	13.89%	8.90%
MSCI ACWI ex USA	42.78%	10.88%	5.36%
MFLBFA	40.16%	9.79%	5.76%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The MSCI ACWI ex USA Index has been adjusted to reflect reinvestment of dividends on securities in the index.
2
MSCI ACWI ex USA Index, an unmanaged index capturing larger, mid- and small-cap representation across 22 of 23 Developed Markets countries (excluding the United States) and 24 Emerging Markets countries. The index is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3
Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of $10,000 line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
4
The Fund is the successor to the PNC International Equity Fund (the “Predecessor Fund”), pursuant to a reorganization involving the Fund and the Predecessor Fund that occurred on November 15, 2019. For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund.
5
The Fund’s Class R6 Shares commenced operations on June 11, 2018 (date of initial investment). For the period prior to the commencement of operations of the Class R6 Shares, the performance information shown is for the Institutional Shares.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2021, the Fund’s portfolio composition1 was as follows:
Country	Percentage of Total Net Assets[2]
United Kingdom	13.1%
Japan	12.4%
South Korea	9.7%
Germany	7.4%
France	6.9%
China	5.8%
Sweden	5.1%
Canada	4.9%
Norway	3.7%
Switzerland	3.6%
Others[3]	27.0%
Cash Equivalents[4]	0.3%
Other Assets and Liabilities—Net[5]	0.1%
TOTAL	100%
Annual Shareholder Report

At May 31, 2021, the Fund’s sector classification composition6 was as follows:
Sector Classification	Percentage of Total Net Assets[2]
Consumer Discretionary	16.5%
Financials	14.9%
Information Technology	14.8%
Industrials	13.1%
Materials	12.7%
Communication Services	10.1%
Health Care	9.5%
Consumer Staples	5.6%
Real Estate	1.2%
Energy	1.2%
Cash Equivalents[4]	0.3%
Other Assets and Liabilities—Net[5]	0.1%
TOTAL	100%
1
Country allocations are based primarily on the country in which a company is incorporated. However, the Fund’s Adviser may allocate a company to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities or the country where a majority of the company’s revenues are derived.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets are not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3
For purposes of this table, country classifications constitute 72.6% of the Fund’s investments. Remaining countries have been aggregated under the designation “Other.”
4
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
6
Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Annual Shareholder Report

Portfolio of Investments
May 31, 2021
Shares		Value in U.S. Dollars
	COMMON STOCKS—52.6%
	Australia—0.4%
124,000	BHP Group PLC, ADR	$7,533,000
	Austria—0.6%
189,515	Andritz AG	11,086,841
	Belgium—1.4%
70,400	D’Ieteren Group	8,325,828
116,812	Solvay S.A.	15,837,904
	TOTAL	24,163,732
	Canada—3.5%
254,140	Magna International, Inc.	25,556,001
426,115	Methanex Corp.	15,149,737
292,757	Toronto Dominion Bank	21,100,411
	TOTAL	61,806,149
	Chile—0.8%
673,900	Antofagasta PLC	14,755,151
	China—0.7%
4,967,000	Weichai Power Co. Ltd., Class H	11,499,504
	Colombia—0.6%
729,100	Bancolombia	5,367,969
177,100	Bancolombia S.A., ADR	5,316,542
	TOTAL	10,684,511
	Finland—0.5%
207,464	Valmet Corp.	8,998,963
	France—3.5%
182,000	Ipsos	7,485,180
86,300	Michelin, Class B	13,199,643
337,771	Publicis Groupe	22,829,216
156,057	Vinci SA	17,747,602
	TOTAL	61,261,641
Annual Shareholder Report

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Germany—6.1%
189,800		BASF SE	$15,521,059
880,593		Deutsche Telekom AG, Class REG	18,330,172
271,900		Fresenius SE & Co KGaA	14,793,459
89,000		Hannover Rueckversicherung SE	15,585,826
150,400		HeidelbergCement AG	13,762,969
182,100		LANXESS AG	13,621,576
56,300		Muenchener Rueckversicherungs-Gesellschaft AG	16,180,718
		TOTAL	107,795,779
		Greece—0.3%
242,400		Jumbo S.A.	4,663,359
		India—1.0%
946,320		Infosys Ltd., ADR	18,301,829
		Ireland—0.6%
4,889,054	[1]	Greencore Group Plc.	9,769,916
		Italy—0.1%
1,358,089	[1]	Trevi Finanziaria SPA	2,187,615
		Japan—6.7%
307,300		Asahi Group Holdings Ltd.	14,851,220
320,000		Brother Industries Ltd.	6,829,826
1,064,700		Daicel Corp.	8,551,251
117,200		Daito Trust Construction Co. Ltd.	12,778,514
487,300		Honda Motor Co., Ltd.	15,208,761
438,700		KDDI Corp.	14,929,502
1,702,400		Marubeni Corp.	15,234,553
167,700		Sony Group Corp.	16,662,659
371,900		Sumitomo Mitsui Trust Holdings, Inc.	13,034,034
		TOTAL	118,080,320
		Mexico—0.8%
782,200	[1]	Grupo Aeroportuario del Centro Norte SAB de CV	5,004,698
465,000		Grupo Aeroportuario del Pacifico SA, Class B	4,900,266
273,200	[1]	Grupo Aeroportuario del Sureste SAB de CV, Class B	4,831,133
		TOTAL	14,736,097
		Norway—3.1%
824,644		DNB Bank ASA	18,407,212
424,949		SpareBaken Vest	4,512,283
1,126,053		SpareBank 1 SR-Bank ASA	15,539,789
Annual Shareholder Report

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Norway—continued
292,300		Yara International ASA	$15,589,945
		TOTAL	54,049,229
		Puerto Rico—0.9%
189,900		Popular, Inc.	15,497,739
		Singapore—0.8%
692,038		United Overseas Bank Ltd.	13,747,031
		South Korea—6.8%
69,659		Hyundai Mobis	17,385,528
293,400		Kia Corp.	22,270,560
125,900		Korea Tobacco & Ginseng Corp.	9,445,063
933,800		LG Uplus Corp.	12,458,472
351,618		Samsung Electronics Co. Ltd.	25,237,332
321,340		Shinhan Financial Group Co. Ltd.	12,184,869
183,700		SK Hynix, Inc.	20,593,634
		TOTAL	119,575,458
		Sweden—2.5%
448,600	[1]	Duni AB	6,361,035
325,826		Loomis AB	10,446,883
497,200	[1]	SKF Ab, Class B	13,471,604
1,188,744		Svenska Handelsbanken AB	13,591,768
		TOTAL	43,871,290
		Switzerland—0.9%
180,466		Novartis AG	15,960,569
		Taiwan—0.5%
1,432,000		Catcher Technology Co. Ltd.	9,441,054
		Thailand—0.5%
2,653,100		Siam Commercial Bank PLC	8,651,024
		United Kingdom—9.0%
1,113,000		Amcor PLC	13,133,400
3,020,787	[1]	Babcock International Group PLC	12,811,611
314,595		BELLWAY PLC	15,958,865
373,504		Bunzl PLC	12,111,793
8,374,841	[1]	Cineworld Group PLC	11,006,861
233,800		Coca-Cola European Partners PLC	14,149,576
1,083,030		Inchcape PLC	12,016,613
51,866		Linde PLC	15,590,920
549,279		Mondi PLC, SAF	14,900,270
Annual Shareholder Report

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—continued
149,068		Mondi PLC, UK	$4,025,575
132,026	[1]	Next PLC	15,255,161
7,220,081		Taylor Wimpey PLC	17,525,480
		TOTAL	158,486,125
		Vietnam—0.0%
40	[1]	Vinhomes Joint Stock Company	181
		TOTAL COMMON STOCKS (IDENTIFIED COST $662,586,762)	926,604,107
		WARRANTS—0.0%
		Italy—0.0%
17,191	[1]	Trevi Finanziaria SPA, Warrants (IDENTIFIED COST $1,427,898 )	90,102
		INVESTMENT COMPANIES—47.3%
642,311		Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[2]	642,311
107,256		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.03%[2]	107,288
44,578,876		Federated Hermes International Growth Fund	834,070,761
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $501,090,767)	834,820,360
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $1,165,105,427)[3]	1,761,514,569
		OTHER ASSETS AND LIABILITIES—NET—0.1%[4]	2,088,463
		TOTAL NET ASSETS—100%	$1,763,603,032
Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser, or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Federated Hermes International Growth Fund**	Total of Affiliated Transactions
Value as of 5/31/2020	$6,084,262	$19,964,068	$—	$26,048,330
Purchases at Cost	$391,913,606	$303,143,106	$530,327,006	$1,225,383,718
Proceeds from Sales	$(397,355,557)	$(322,995,140)	$(49,400,000)	$(769,750,697)
Change in Unrealized Appreciation/Depreciation	N/A	$3	$333,729,590	$333,729,593
Net Realized Gain/(Loss)	N/A	$(4,749)	$19,414,165	$19,409,416
Value as of 5/31/2021	$ 642,311	$107,288	$834,070,761	$834,820,360
Shares Held as of 5/31/2021	642,311	107,256	44,578,876	45,328,443
Dividend Income	$6,422	$13,278	N/A	$19,700
*
All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
**
At May 31, 2021, the Fund owns a majority of the outstanding shares of beneficial interest of Federated Hermes International Growth Fund.

The Fund invests in Federated Hermes International Growth Fund (FIGRF), a diversified portfolio of Federated Hermes Adviser Series (Adviser Series) which is also managed by the Adviser. Adviser Series is an open-ended management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of FIGRF is to seek to provide long-term capital appreciation. Income distributions from FIGRF are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of FIGRF, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At May 31, 2021, the Fund’s investment in FIGRF represents a significant number of the outstanding shares of FIGRF. Therefore, the financial statements of FIGRF are included within this report.
1
Non-income-producing security.
2
7-day net yield.
3
The cost of investments for federal tax purposes amounts to $1,173,668,624.
4
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2021.
Annual Shareholder Report

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$171,433,221	$755,170,886	$—	$926,604,107
Warrants
International	90,102	—	—	90,102
Investment Companies	834,820,360	—	—	834,820,360
TOTAL SECURITIES	$1,006,343,683	$755,170,886	$—	$1,761,514,569
The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)1
Year Ended May 31	2021	2020[2]	2019	2018	2017
Net Asset Value, Beginning of Period	$21.95	$22.13	$24.57	$21.70	$18.42
Income From Investment Operations:
Net investment income[3]	0.12	0.09	0.24	0.25	0.20
Net realized and unrealized gain (loss)	10.95	(0.01)	(2.11)	2.74	3.22
TOTAL FROM INVESTMENT OPERATIONS	11.07	0.08	(1.87)	2.99	3.42
Less Distributions:
Distributions from net investment income	(0.27)	(0.26)	(0.17)	(0.12)	(0.14)
Distributions from net realized gain	—	—	(0.40)	—	—
TOTAL DISTRIBUTIONS	(0.27)	(0.26)	(0.57)	(0.12)	(0.14)
Payment by Affiliate	—	—	0.00[4,5]	0.00[4,6]	—
Net Asset Value, End of Period	$32.75	$21.95	$22.13	$24.57	$21.70
Total Return[7]	50.59%	0.22%	(7.43)%[5]	13.86%[6]	18.70%
Ratios to Average Net Assets:
Net expenses[8]	1.15%	1.22%	1.25%	1.20%[9]	1.28%
Net investment income	0.45%	0.42%	1.01%	1.04%[9]	1.05%
Expense waiver/reimbursement[10]	0.15%	0.21%	0.06%	0.13%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$47,387	$39,253	$58,932	$68,019	$58,740
Portfolio turnover	44%	36%	28%	33%	32%
Annual Shareholder Report

1
PNC International Equity Fund (the “Predecessor Fund”) was reorganized into the Fund, as of the close of business on November 15, 2019. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2
Beginning with the year ended May 31, 2020, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
3
Per share numbers have been calculated using the average shares method.
4
Represents less than $0.01.
5
During the period ended May 31, 2019, a payment was made by PNC Capital Advisors, LLC (the former Adviser) to offset a trade error in the Fund. The payment, net of the error, had no impact to the total return of the Fund.
6
During the period ended May 31, 2018, a payment was made by the former Adviser to offset a Brazilian dividend repatriation error in the Fund. The payment, net of the error, had no impact on the total return of the Fund.
7
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
8
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
9
During the fiscal year ended May 31, 2018, a portion of the Class A Shares distribution plan payable balance in excess of actual expenses incurred was reversed, which represented a 0.07% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income would have been lower.
10
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)1
Year Ended May 31	2021	2020[2]	2019	2018	2017
Net Asset Value, Beginning of Period	$20.87	$21.12	$23.50	$20.81	$17.66
Income From Investment Operations:
Net investment income (loss)[3]	(0.07)	(0.00)[4]	0.08	0.10	0.01
Net realized and unrealized gain (loss)	10.40	(0.09)	(2.02)	2.59	3.14
TOTAL FROM INVESTMENT OPERATIONS	10.33	(0.09)	(1.94)	2.69	3.15
Less Distributions:
Distributions from net investment income	(0.08)	(0.16)	(0.04)	(0.00)[4]	(0.00)[4]
Distributions from net realized gain	—	—	(0.40)	—	—
TOTAL DISTRIBUTIONS	(0.08)	(0.16)	(0.44)	(0.00)[4]	(0.00) [4]
Payment by Affiliate	—	—	0.00[4,5]	0.00[4,6]	—
Net Asset Value, End of Period	$31.12	$20.87	$21.12	$23.50	$20.81
Total Return[7]	49.53%	(0.54)%	(8.11)%[5]	13.00%[6]	17.86%
Ratios to Average Net Assets:
Net expenses[8]	1.90%	1.96%	1.97%	1.96%	1.96%
Net investment income (loss)	(0.28)%	(0.02)%	0.35%	0.46%	0.05%
Expense waiver/reimbursement[9]	0.17%	0.36%	0.55%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,032	$4,978	$5,895	$4,909	$3,108
Portfolio turnover	44%	36%	28%	33%	32%
Annual Shareholder Report

1
The Predecessor Fund was reorganized into the Fund, as of the close of business on November 15, 2019. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2
Beginning with the year ended May 31, 2020, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
3
Per share numbers have been calculated using the average shares method.
4
Represents less than $0.01.
5
During the period ended May 31, 2019, a payment was made by the former Adviser to offset a trade error in the Fund. The payment, net of the error, had no impact to the total return of the Fund.
6
During the period ended May 31, 2018, a payment was made by the former Adviser to offset a Brazilian dividend repatriation error in the Fund. The payment, net of the error, had no impact on the total return of the Fund.
7
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
8
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
9
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(formerly, Class I Shares)
(For a Share Outstanding Throughout Each Period)1
Year Ended May 31	2021	2020[2]	2019	2018	2017
Net Asset Value, Beginning of Period	$22.17	$22.34	$24.79	$21.90	$18.58
Income From Investment Operations:
Net investment income[3]	0.20	0.24	0.30	0.32	0.22
Net realized and unrealized gain (loss)	11.07	(0.10)	(2.12)	2.76	3.28
TOTAL FROM INVESTMENT OPERATIONS	11.27	0.14	(1.82)	3.08	3.50
Less Distributions:
Distributions from net investment income	(0.34)	(0.31)	(0.23)	(0.19)	(0.18)
Distributions from net realized gain	—	—	(0.40)	—	—
TOTAL DISTRIBUTIONS	(0.34)	(0.31)	(0.63)	(0.19)	(0.18)
Payment by Affiliate	—	—	0.00[4,5]	0.00[4,6]	—
Net Asset Value, End of Period	$33.10	$22.17	$22.34	$24.79	$21.90
Total Return[7]	51.01%	0.47%	(7.12)%[5]	14.07%[6]	19.02%
Ratios to Average Net Assets:
Net expenses[8]	0.90%	0.96%	0.94%	0.97%	0.98%
Net investment income	0.71%	1.04%	1.28%	1.35%	1.11%
Expense waiver/reimbursement[9]	0.18%	0.07%	0.00%[10]	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,034,047	$769,635	$939,068	$1,334,669	$995,486
Portfolio turnover	44%	36%	28%	33%	32%
Annual Shareholder Report

1
The Predecessor Fund was reorganized into the Fund, as of the close of business on November 15, 2019. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2
Beginning with the year ended May 31, 2020, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
3
Per share numbers have been calculated using the average shares method.
4
Represents less than $0.01.
5
During the period ended May 31, 2019, a payment was made by the former Adviser to offset a trade error in the Fund. The payment, net of the error, had no impact to the total return of the Fund.
6
During the period ended May 31, 2018, a payment was made by the former Adviser to offset a Brazilian dividend repatriation error in the Fund. The payment, net of the error, had no impact on the total return of the Fund.
7
Based on net asset value.
8
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
9
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
10
Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)1
	Year Ended May 31,		Period Ended 5/31/2019[3]
	2021	2020[2]
Net Asset Value, Beginning of Period	$22.18	$22.34	$25.51
Income From Investment Operations:
Net investment income[4]	0.21	0.24	0.39
Net realized and unrealized gain (loss)	11.07	(0.08)	(2.92)
TOTAL FROM INVESTMENT OPERATIONS	11.28	0.16	(2.53)
Less Distributions:
Distributions from net investment income	(0.35)	(0.32)	(0.24)
Distributions from net realized gain	—	—	(0.40)
TOTAL DISTRIBUTIONS	(0.35)	(0.32)	(0.64)
Payment by Affiliate	—	—	0.00[5,6]
Net Asset Value, End of Period	$33.11	$22.18	$22.34
Total Return[7]	51.04%	0.56%	(9.17)%[6]
Ratios to Average Net Assets:
Net expenses[8]	0.86%	0.90%	0.89%[9]
Net investment income	0.75%	1.07%	1.76%[9]
Expense waiver/reimbursement[10]	0.14%	0.10%	0.02%[9]
Supplemental Data:
Net assets, end of period (000 omitted)	$676,137	$502,786	$595,000
Portfolio turnover	44%	36%	28%[11]
Annual Shareholder Report

1
The Predecessor Fund was reorganized into the Fund, as of the close of business on November 15, 2019. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2
Beginning with the year ended May 31, 2020, the Fund was audited by KPMG LLP. The previous period was audited by another independent registered public accounting firm.
3
Reflects operations for the period from June 11, 2018 (date of initial investment) to May 31, 2019.
4
Per share numbers have been calculated using the average shares method.
5
Represents less than $0.01.
6
During the period ended May 31, 2019, a payment was made by the former Adviser to offset a trade error in the Fund. The payment, net of the error, had no impact to the total return of the Fund.
7
Based on net asset value. Total returns for periods of less than one year are not annualized.
8
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
9
Computed on an annualized basis.
10
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
11
Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended May 31, 2019.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and LiabilitiesMay 31, 2021

Assets:
Investment in securities, at value including $834,820,360 of investment in affiliated holdings* (identified cost $1,165,105,427)		$1,761,514,569
Cash		10,740,319
Cash denominated in foreign currencies (identified cost $131,342)		322,917
Receivable for investments sold		7,568,329
Receivable for shares sold		5,269,980
Income receivable		4,701,212
Income receivable from affiliated holdings		584
TOTAL ASSETS		1,790,117,910
Liabilities:
Payable for investments purchased	$20,735,158
Payable for shares redeemed	5,212,595
Payable for capital gains taxes withheld	135,138
Payable for investment adviser fee (Note 5)	64,612
Payable for administrative fee (Note 5)	14,813
Payable for other service fees (Notes 2 and 5)	12,396
Payable for distribution services fee (Note 5)	3,821
Accrued expenses (Note 5)	336,345
TOTAL LIABILITIES		26,514,878
Net assets for 53,303,767 shares outstanding		$1,763,603,032
Net Assets Consists of:
Paid-in capital		$1,010,821,180
Total distributable earnings (loss)		752,781,852
TOTAL NET ASSETS		$1,763,603,032
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($47,387,205 ÷ 1,446,961 shares outstanding), no par value, unlimited shares authorized	$32.75
Offering price per share (100/94.50 of $32.75)	$34.66
Redemption proceeds per share	$32.75
Class C Shares:
Net asset value per share ($6,032,030 ÷ 193,862 shares outstanding), no par value, unlimited shares authorized	$31.12
Offering price per share	$31.12
Redemption proceeds per share (99.00/100 of $31.12)	$30.81
Institutional Shares:
Net asset value per share ($1,034,046,586 ÷ 31,242,944 shares outstanding), no par value, unlimited shares authorized	$33.10
Offering price per share	$33.10
Redemption proceeds per share	$33.10
Class R6 Shares:
Net asset value per share ($676,137,211 ÷ 20,420,000 shares outstanding), no par value, unlimited shares authorized	$33.11
Offering price per share	$33.11
Redemption proceeds per share	$33.11
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of OperationsYear Ended May 31, 2021

Investment Income:
Dividends (including $17,750 received from affiliated holdings* and net of foreign taxes withheld of $3,400,244)			$25,121,504
Net income on securities loaned (includes $1,950 earned from affiliated holdings* related to cash collateral balances) (Note 2)			45,965
TOTAL INCOME			25,167,469
Expenses:
Investment adviser fee (Note 5)		$13,284,117
Administrative fee (Note 5)		1,221,543
Custodian fees		571,836
Transfer agent fees (Note 2)		899,921
Directors’/Trustees’ fees (Note 5)		6,977
Auditing fees		31,592
Legal fees		11,187
Distribution services fee (Note 5)		41,472
Other service fees (Notes 2 and 5)		121,812
Portfolio accounting fees		222,951
Share registration costs		81,816
Printing and postage		32,657
Miscellaneous (Note 5)		43,741
TOTAL EXPENSES		16,571,622
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(2,206,643)
Reimbursement of other operating expenses (Notes 2 and 5)	(378,050)
TOTAL WAIVERS AND REIMBURSEMENTS		(2,584,693)
Net expenses			13,986,929
Net investment income			$11,180,540
Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including net realized gain of $19,409,416 on sales of investments in affiliated holdings*) and foreign currency transactions	$196,337,895
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency (including net change in unrealized appreciation of $333,729,593 of investments in affiliated holdings*)	423,764,341
Net realized and unrealized gain (loss) on investments and foreign currency transactions	620,102,236
Change in net assets resulting from operations	$631,282,776
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended May 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,180,540	$15,538,444
Net realized gain (loss)	196,337,895	(24,655,743)
Net change in unrealized appreciation/depreciation	423,764,341	21,721,285
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	631,282,776	12,603,986
Distributions to Shareholders:
Class A Shares	(431,117)	(483,753)
Class C Shares	(15,858)	(43,325)
Institutional Shares	(10,555,509)	(12,272,690)
Class R6 Shares	(7,446,518)	(7,514,850)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,449,002)	(20,314,618)
Share Transactions:
Proceeds from sale of shares	205,427,139	297,950,344
Net asset value of shares issued to shareholders in payment of distributions declared	13,568,737	14,132,079
Cost of shares redeemed	(384,878,170)	(586,615,395)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(165,882,294)	(274,532,972)
Change in net assets	446,951,480	(282,243,604)
Net Assets:
Beginning of period	1,316,651,552	1,598,895,156
End of period	$1,763,603,032	$1,316,651,552
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
May 31, 2021
1. ORGANIZATION
Federated Hermes Adviser Series (the “Trust”) was established as a Delaware statutory trust on July 12, 2017 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes International Equity Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital appreciation.
PNC International Equity Fund (the “Predecessor Fund”) was reorganized into the Fund as of the close of business on November 15, 2019. The Fund is the successor to the Predecessor Fund and assumed all of its net assets pursuant to a tax-free reorganization involving the Fund and the Predecessor Fund. The Fund is the legal entity survivor and the Predecessor Fund is the accounting and tax survivor of the reorganization. On that date, Class A Shares, Class C Shares, Class I Shares and Class R6 Shares of the Predecessor Fund were exchanged for Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares of the Fund, respectively. Prior to November 15, 2019, the Fund had no investment operations and accordingly, the performance and financial information presented herein incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund’s operations.
Prior to June 29, 2020, the names of the Trust and Fund were Federated Adviser Series and Federated International Equity Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
Annual Shareholder Report

■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency
Annual Shareholder Report

securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $2,584,693 is disclosed in this Note 2 and Note 5.
For the year ended May 31, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$27,392	$(4,784)
Class C Shares	4,414	(1,585)
Institutional Shares	815,549	(371,681)
Class R6 Shares	52,566	—
TOTAL	$899,921	$(378,050)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares and Institutional Shares, to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended May 31, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$108,168
Class C Shares	13,644
TOTAL	$121,812
For the year ended May 31, 2021, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended May 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Shareholder Report

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of May 31, 2021, the Fund has no outstanding securities on loan.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended May 31	2021		2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	226,806	$6,140,114	368,749	$8,224,851
Shares issued to shareholders in payment of distributions declared	13,062	385,718	17,287	429,396
Shares redeemed	(581,309)	(15,729,197)	(1,261,070)	(28,759,317)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(341,441)	$(9,203,365)	(875,034)	$(20,105,070)

Year Ended May 31	2021		2020
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	12,135	$343,497	49,784	$1,091,166
Shares issued to shareholders in payment of distributions declared	552	15,526	1,763	41,804
Shares redeemed	(57,280)	(1,455,497)	(92,243)	(1,963,585)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(44,593)	$(1,096,474)	(40,696)	$(830,615)

Year Ended May 31	2021		2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,255,830	$154,845,638	9,510,459	$210,066,669
Shares issued to shareholders in payment of distributions declared	332,987	9,926,333	450,685	11,298,692
Shares redeemed	(9,055,863)	(257,699,566)	(17,291,121)	(387,214,246)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,467,046)	$(92,927,595)	(7,329,977)	$(165,848,885)

Year Ended May 31	2021		2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,572,326	$44,097,890	3,360,711	$78,567,658
Shares issued to shareholders in payment of distributions declared	108,691	3,241,160	94,186	2,362,186
Shares redeemed	(3,927,983)	(109,993,910)	(7,419,266)	(168,678,246)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(2,246,966)	$(62,654,860)	(3,964,369)	$(87,748,402)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(6,100,046)	$(165,882,294)	(12,210,076)	$(274,532,972)
Annual Shareholder Report

4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences primarily result from the deferral of losses on wash sales.
For the year ended May 31, 2021, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Total Distributable Earnings (Loss)
$(1,777,220)	$1,777,220
Net assets were not affected by the reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2021 and 2020, was as follows:
	2021	2020
Ordinary income	$18,449,002	$20,314,618
As of May 31, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[1]	$39,178,728
Undistributed long-term capital gains	$125,795,128
Net unrealized appreciation	$587,807,996
1
For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales and investments in passive foreign investment companies.
At May 31, 2021, the cost of investments for federal tax purposes was $1,173,668,624. The net unrealized appreciation of investments for federal tax purposes was $587,845,945. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $599,335,322 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,489,377.
Capital loss carryforwards of $44,244,042 were utilized during the year ended May 31, 2021.
Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended May 31, 2021, the Adviser voluntarily waived $1,477,029 of its fee and voluntarily reimbursed $378,050 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended May 31, 2021, the Adviser reimbursed $729,614.
Polaris Capital Management, LLC (“Polaris”), a registered investment adviser, serves as sub-adviser to a portion of the managed assets of the Fund. For its services, Polaris is paid a sub-advisory fee by the Adviser based on the portion of assets of the Fund allocated to Polaris equal to the annual rate of 0.40% of the Fund’s average daily assets for the monthly period.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2021, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$41,472
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended May 31, 2021, FSC retained $2,720 of fees paid by the Fund. For the year ended May 31, 2021, the Fund’s Class A Shares did not incur a distribution fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended May 31, 2021, FSC retained $1,034 in sales charges from the sale of Class A Shares.
Other Service Fees
For the year ended May 31, 2021, FSSC received $2,428 of other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FSSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding tax reclaim recovery expenses, interest expense, extraordinary expenses and proxy related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.19%, 1.94%, 0.94%, and 0.90% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Annual Shareholder Report

6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities, short-term obligations and purchase in-kind transactions, for the year ended May 31, 2021, were as follows:
Purchases	$664,664,913
Sales	$867,225,686
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020, which was renewed on June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2021, the Fund had no outstanding loans. During the year ended May 31, 2021, the Fund did not utilize the LOC.
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2021, there were no outstanding loans. During the year ended May 31, 2021, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and
Annual Shareholder Report

economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies, (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended May 31, 2021, 100% of total ordinary income distributions paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of distributions on Form 1099-DIV.
If the Fund meets the requirements of Section 853 of the Code, the Fund will pass through to its shareholders credits for foreign taxes paid. For the fiscal year ended May 31, 2021, the Fund derived $28,096,431 of gross income from foreign sources and paid foreign taxes of $3,400,244.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED Hermes ADVISER SERIES AND SHAREHOLDERS OF FEDERATED hermes INTERNATIONAL EQUITY FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Hermes International Equity Fund (formerly, Federated International Equity Fund) (the “Fund”), a portfolio of Federated Hermes Adviser Series (formerly, Federated Adviser Series), as of May 31, 2021, the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the two-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years or periods in the three-year period ended May 31, 2019, were audited by other independent registered public accountants whose report, dated July 26, 2019, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of May 31, 2021, by correspondence with custodians and brokers or by other appropriate auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor for one or more of Federated Hermes, Inc. investment companies since 2006.
Boston, Massachusetts
July 23, 2021
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2020 to May 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2020	Ending Account Value 5/31/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,171.30	$6.01
Class C Shares	$1,000	$1,167.10	$10.05
Institutional Shares	$1,000	$1,172.60	$4.66
Class R6 Shares	$1,000	$1,173.00	$4.44
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$ 1,019.40	$ 5.59
Class C Shares	$1,000	$ 1,015.66	$ 9.35
Institutional Shares	$1,000	$ 1,020.64	$ 4.33
Class R6 Shares	$1,000	$ 1,020.84	$4.13
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratios are as follows:
Class A Shares	1.11%
Class C Shares	1.86%
Institutional Shares	0.86%
Class R6 Shares	0.82%
Annual Shareholder Report

Federated Hermes International Growth Fund
Financial Statements and Notes to Financial Statements
Federated Hermes International Equity Fund’s investment in Federated Hermes International Growth Fund represents a significant number of the outstanding shares of Federated Hermes International Growth Fund. Therefore the Federated Hermes International Growth Fund financial statements and notes to financial statements are included on pages 45 through 76.
Federated Hermes International Growth Fund
Annual Shareholder Report

Management’s Discussion of Fund Performance (unaudited)–Federated Hermes International Growth Fund
The total return of Federated Hermes International Growth Fund (the “Fund”), based on net asset value for the 12-month reporting period ended May 31, 2021 was 50.28% for Institutional Shares. The total return of the MSCI ACWI ex USA Growth Index (MSCI Index),1 the Fund’s broad-based securities market index, was 39.92% for the same period. The total return of Morningstar Foreign Large Growth Funds Average (MFLGFA),2 a peer group average for the Fund, was 40.38% for the same period. The Fund’s and MFLGFA’s total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the MSCI Index.
During the reporting period, the most significant factor affecting the Fund’s performance relative to the MSCI Index was security selection.
MARKET OVERVIEW
During the reporting period, the pandemic continued to contribute to uncertainty and volatility as many nations experienced resurgences.3 This sporadically resulted in renewed lockdowns and movement restrictions. New cases, hospitalizations and deaths varied widely by country. To mitigate the impact from economic restrictions, governments and central banks continued to provide major monetary and fiscal support. Vaccination programs began in earnest in early 2021, inspiring further optimism. However, the pace and success also varied significantly by country.
In the latter half of the reporting period, reflation became the dominant theme as tight supply and demand drove higher oil and major commodity prices. Rising inflation expectations and a surge in the U.S. 10-year Treasury yield provided support for real yields. This increased discount rates and compressed valuations. These factors contributed to a growth and value factor reversal in mid-February. As a result, during the reporting period, the value factor outperformed relative to the growth factor. In particular, the MSCI ACWI ex USA Value4 and the MSCI Index returned 45.47% and 39.92%, respectively. Additionally, despite the rise in the U.S. 10-year Treasury yield, the U.S. dollar weakened during the reporting period.
As the first nation to combat the pandemic, China initially led the rebound in global growth. An earlier resumption of exports and recovery in domestic consumption contributed to China’s economic strength in the first half of the reporting period. However, indications of policy tightening, concerns about a potential property bubble and a regulatory crackdown on large technology companies detracted from both the local currency and market performance.
Federated Hermes International Growth Fund
Annual Shareholder Report

In Japan, activity also rebounded from depressed levels as demand from the U.S. and China benefited Japan’s export-driven manufacturers. Additionally, in September, Yoshihide Suga became prime minister. He vowed to continue Abenomics, his predecessor’s economic strategy to promote growth via continued monetary easing, fiscal stimulus and structural reform. However, recurring virus outbreaks continued to suppress domestic activity. Overall, the recovery lagged relative to other major economies.
Southeast Asian nations varied widely in infection and vaccination rates. Tourism-dependent countries recovered more slowly than commodities-based or export-driven economies. For example, the Philippines remained one of the worst affected by the pandemic, while Vietnam continued to outperform relative to other Southeast Asian nations.
Europe remained vulnerable to the pandemic due to a sluggish vaccination program relative to the U.S. and the U.K. Despite this, manufacturing activity outpaced other major economies as the global economy rebounded. After prolonged negotiations, the U.K. finally reached a “Brexit” (the U.K. leaving the European Union) deal, and the country began to benefit from a strong vaccination effort. By the end of the reporting period, countries in Northern and Western Europe reported the highest Manufacturing Purchasing Managers’ Index (PMI) levels in the world.
Latin America was among the hardest hit regions globally as it struggled with new variants and slow progress with vaccinations. Most trade balances and currencies were supported by strong commodity prices. However, in Brazil, heightened political risk and one of the world’s worst ongoing virus outbreaks detracted from the country’s recovery.
SECURITY SELECTION
Relative to the MSCI Index, the largest positive contributions came from stock selection within the Communication Services and Health Care sectors. In Communication Services, Sea Ltd. was the Fund’s top overall contributor. Backed by China’s Tencent, this Singapore-based gaming and e-commerce company is rapidly expanding in Southeast Asia. Rising demand for the company’s mobile games and Shopee e-commerce platform resulted in strong top-line growth. This enabled the company to invest more resources in the region, contributing to market share gains. Kakao Corp. was another top contributor in Communication Services. This South Korean internet and mobile app conglomerate benefited from new revenue streams and continued to advance its fintech and mobility initiatives.
Samsung SDI Co., Ltd. was another top performer. This South Korean-based battery manufacturer benefited from growing expectations for electric vehicle sales. Government mandates and secular changes in power generation are contributing to demand for the company’s energy storage solutions.
Federated Hermes International Growth Fund
Annual Shareholder Report

Within Health Care, Wuxi Biologics Inc. outperformed due to pandemic-induced tailwinds. This Chinese contract development and manufacturing organization provides full biologic drug discovery and production services to pharmaceutical and biotech companies. The pandemic drove an increase in coronavirus-related contracts and accelerated the pharmaceutical research and development (R&D) outsourcing trend.
Overall, security selection in Information Technology and Materials detracted the most, but the largest individual detractors were in Information Technology and Health Care. In Information Technology, Taiwan Semiconductor Manufacturing Co., Ltd. (TSMC) was the largest detractor due to the Fund’s underweight position relative to the MSCI Index. As the world’s largest semiconductor foundry, TSMC benefited from chip shortages, pandemic-driven demand for consumer electronics and recovering automotive demand. Another detractor in Information Technology, Appen is an Australian company specializing in developing high-quality, human-annotated data sets for artificial intelligence and machine learning applications. The company underperformed after lowering its earnings guidance due to disruptions from the pandemic.
Despite a positive contribution from security selection in Health Care, Daiichi Sankyo Co., Ltd. and Asahi Intecc were also top detractors. Based in Japan, Daiichi Sankyo is a global leader in antibody-drug conjugates, a next-generation cancer treatment. The company underperformed after announcing R&D leadership changes and higher near-term investments in R&D and marketing. Asahi Intecc, also based in Japan, is a leader in guidewires used in minimally invasive surgeries. The company underperformed due to a pandemic-driven decline in surgery volumes and heightened concerns of guidewire price erosion from centralized government purchasing in China.
1
Please see the footnotes to the line graphs below for definitions of, and further information about, the MSCI Index.
2
Please see the footnotes to the line graphs below for definitions of, and further information about, the MFLGFA.
3
International investing involves special risks including currency risk, increased volatility, political risks, and differences in auditing and other financial standards. Prices of emerging-market and frontier-market securities can be significantly more volatile than the prices of securities in developed countries, and currency risk and political risks are accentuated in emerging markets.
4
The MSCI ACWI ex USA Value Index is an equity index which captures large- and mid-cap securities exhibiting overall value style characteristics across 22 of 23 developed markets countries (excluding the U.S.) and 27 emerging markets countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. The index is unmanaged, and it is not possible to invest directly in an index.
.
Federated Hermes International Growth Fund
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes International Growth Fund (the “Fund”) from February 29, 2016 to May 31, 2021, compared to the MSCI All Country World Index ex USA Growth Index (MSCI Index)2 and the Morningstar Foreign Large Growth Funds Average (MFLGFA).3 The Average Annual Total Return table below shows returns averaged over the stated periods.
Growth of a $10,000 INVESTMENT
Growth of $10,000 as of May 31, 2021
Average Annual Total Returns for the Period Ended 5/31/2021
	1 Year	5 Year	Start of Performance[4]
Institutional Shares	50.28%	17.43%	18.49%
MSCI Index	39.92%	13.19%	14.29%
MFLGFA	40.38%	13.34%	14.26%
Federated Hermes International Growth Fund
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
The Fund’s performance assumes the reinvestment of all dividends and distributions. The MSCI Index has been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2
The MSCI Index is designed to measure the performance of growth companies within developed and emerging equity markets, excluding the U.S and frontier markets. The index is not adjusted to reflect taxes, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3
Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of $10,000 line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
4
The Fund commenced operations on February 29, 2016 as the PNC International Growth Fund (the “Predecessor Fund”). The Fund is the successor to the Predecessor Fund pursuant to a reorganization involving the Fund and the Predecessor Fund on November 15, 2019. For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund.
Federated Hermes International Growth Fund
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)–Federated Hermes International Growth Fund
At May 31, 2021, the Fund’s portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
Japan	12.0%
China	10.9%
United Kingdom	8.6%
France	7.1%
South Korea	6.2%
Sweden	5.6%
Switzerland	5.6%
Singapore	4.9%
Netherlands	4.7%
Argentina	3.0%
Canada	3.0%
Germany	2.7%
Israel	2.6%
Australia	2.3%
India	2.2%
Ireland	2.1%
Denmark	1.8%
Taiwan	1.6%
Italy	1.4%
Norway	1.4%
Hong Kong	1.3%
Brazil	1.2%
Vietnam	1.2%
Finland	1.1%
Hungary	1.1%
Poland	1.1%
Other[2]	2.6%
Securities Lending Collateral[3]	1.9%
Cash Equivalents[4]	0.4%
Other Assets and Liabilities—Net[5]	(1.6)%
TOTAL	100%
Federated Hermes International Growth Fund
Annual Shareholder Report

At May 31, 2021, the Fund’s sector classification composition6 was as follows:
Sector Classification	Percentage of Total Net Assets
Information Technology	21.6%
Health Care	16.4%
Consumer Discretionary	12.0%
Industrials	11.9%
Communication Services	10.9%
Financials	10.0%
Materials	6.7%
Consumer Staples	6.1%
Energy	2.5%
Real Estate	1.2%
Securities Lending Collateral[3]	1.9%
Cash Equivalents[4]	0.4%
Other Assets and Liabilities—Net[5]	(1.6)%
TOTAL	100%
1
Country allocations are based primarily on the country in which a company is incorporated. However, the Fund’s Adviser may allocate a company to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities or the country where a majority of the company’s revenues are derived.
2
For purposes of this table, country classifications constitute 96.7% of the Fund’s investments. Remaining countries have been aggregated under the designation “Other.”
3
Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
4
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements, other than those representing Securities Lending Collateral.
5
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
6
Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Federated Hermes International Growth Fund
Annual Shareholder Report

Portfolio of Investments–Federated Hermes International Growth Fund
May 31, 2021
Shares			Value in U.S. Dollars
		COMMON STOCKS—99.3%
		Argentina—3.0%
52,667	[1]	Globant SA	$11,474,559
10,268	[1]	Mercadolibre, Inc.	13,950,824
		TOTAL	25,425,383
		Australia—2.3%
93,149	[1]	Afterpay Ltd.	6,735,921
744,854		Northern Star Resources Ltd.	6,601,654
288,469		Wisetech Global Ltd.	6,173,154
		TOTAL	19,510,729
		Belgium—0.8%
109,440		Umicore SA	6,583,403
		Brazil—1.2%
281,325		Vale SA, ADR	6,054,114
101,349	[1]	XP Inc.	4,019,501
		TOTAL	10,073,615
		Canada—3.0%
69,765		Agnico Eagle Mines Ltd.	5,005,639
396,246	[1]	Aritzia, Inc.	9,758,138
32,313	[1]	Lululemon Athletica Inc.	10,441,299
		TOTAL	25,205,076
		China—10.9%
251,677	[1]	360 Finance Inc., ADR	7,064,573
654,281	[1]	Alibaba Group Holding Ltd.	17,540,589
482,400		Ganfeng Lithium Co., Ltd.	6,454,917
36,755	[1]	Pinduoduo, Inc., ADR	4,589,965
943,216		Ping An Insurance (Group) Co. of China Ltd.	10,296,949
332,044		Tencent Holdings Ltd.	25,705,006
917,957	[1]	WuXi PharmaTech, Inc.	13,589,217
4,000,000		Zijin Mining Group Co. Ltd.	6,176,727
		TOTAL	91,417,943
		Denmark—1.8%
11,998	[1]	Alk-Abello A/S	5,350,244
112,084		GN Store Nord AS	9,536,738
		TOTAL	14,886,982
Federated Hermes International Growth Fund
Annual Shareholder Report

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Finland—1.1%
143,080		Neste Oyj	$9,431,599
		France—7.1%
46,250		Dassault Systemes SA	10,632,581
68,973	[1]	Eurofins Scientific SE	7,382,331
17,155		LVMH Moet Hennessy Louis Vuitton SA	13,700,352
15,971		Stedim	6,926,379
26,456		Teleperformance	10,151,087
114,102	[1]	Worldline SA	10,968,047
		TOTAL	59,760,777
		Germany—2.7%
56,733	[1]	Friedrich Vorwerk Group SE	3,291,737
5,586		Rational AG	5,061,411
43,124		SAP SE, ADR	6,034,341
79,753	[1]	Zalando SE	8,517,070
		TOTAL	22,904,559
		Hong Kong—1.3%
798,437		AIA Group Ltd.	10,590,763
		Hungary—1.1%
173,474	[1]	OTP Bank RT	9,532,989
		India—2.2%
125,711	[1]	HDFC Bank Ltd., ADR	9,620,663
75		Reliance Industries Limited	1,016
300,099		Reliance Industries Ltd.	8,669,611
		TOTAL	18,291,290
		Ireland—2.1%
32,016	[1]	ICON PLC	7,163,900
112,491	[1]	Kingspan Group PLC	10,702,996
		TOTAL	17,866,896
		Israel—2.6%
38,367	[1]	CyberArk Software Ltd.	4,854,960
93,701	[1]	Inmode Ltd.	7,998,317
33,445	[1]	Solaredge Technologies, Inc.	8,629,145
		TOTAL	21,482,422
		Italy—1.4%
893,056	[1]	Davide Campari - Milano NV	11,460,411
		Japan—12.0%
189,112		Asahi Intecc Co. Ltd.	4,700,720
Federated Hermes International Growth Fund
Annual Shareholder Report

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
314,806		Daiichi Sankyo Co. Ltd.	$7,230,499
73,541		Hoya Corp.	9,666,908
20,417		Keyence Corp.	10,092,193
47,812		Lasertec Corp.	8,462,943
111,613		M3, Inc.	7,523,551
125,150		Murata Manufacturing Co. Ltd.	9,510,371
107,812		Nidec Corp.	12,372,441
308,166		Nihon M&A Center, Inc.	7,501,358
273,008		Olympus Corp.	5,827,089
686,900	[1]	Renesas Electronics Corp.	7,363,388
16,972		SMC Corp.	10,202,896
		TOTAL	100,454,357
		Kenya—0.9%
18,531,894		Safaricom Ltd.	7,207,531
		Netherlands—4.7%
99,671	[1]	Alfen Beheer B.V.	8,613,416
36,112		ASML Holding N.V., ADR	24,392,572
112,719		Corbion NV	6,505,243
		TOTAL	39,511,231
		Norway—1.4%
1,629,025	[1]	NEL ASA	3,565,127
155,205		Tomra Systems ASA	8,056,118
		TOTAL	11,621,245
		Poland—1.1%
119,659	[1]	Dino Polska SA	9,268,870
		Russia—0.9%
106,116	[1]	Yandex NV	7,167,075
		Singapore—4.9%
597,288		DBS Group Holdings Ltd.	13,718,786
72,907	[1]	Sea Ltd., ADR	18,462,969
2,870,514		Singapore Technologies Engineering Ltd.	8,441,300
		TOTAL	40,623,055
		South Korea—6.2%
244,903		Kakao Corp.	26,779,977
42,950		Samsung SDI Co. Ltd.	24,644,879
		TOTAL	51,424,856
Federated Hermes International Growth Fund
Annual Shareholder Report

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Sweden—5.6%
392,869	[1]	Medicover AB	$11,101,664
145,469		MIPS AB	11,621,105
23,234	[1]	Spotify Technology SA	5,612,637
767,713		Swedish Match AB	7,113,045
272,445	[1]	Vitrolife AB	10,947,462
		TOTAL	46,395,913
		Switzerland—5.6%
93,712		Alcon, Inc.	6,529,852
3,878		Barry Callebaut AG	8,829,007
76,921		Logitech International SA	9,468,975
73,992		Nestle S.A.	9,139,207
39,115		Sika AG	12,575,856
		TOTAL	46,542,897
		Taiwan—1.6%
385,480		MediaTek, Inc.	13,329,109
		United Kingdom—8.6%
187,456		Ashtead Group PLC	13,695,116
273,015	[2]	AstraZeneca PLC, ADR	15,499,062
928,295		Burford Capital Ltd.	11,139,540
255,299	[1]	Ceres Power Holdings PLC	3,923,251
78,892	[1]	Endava PLC, ADR	8,092,741
420,710	[1]	Entain Plc	9,828,170
295,511		Hilton Food Group PLC	5,008,808
267,140	[1]	JET2 PLC	5,111,278
		TOTAL	72,297,966
		Vietnam—1.2%
2,180,410	[1]	Vinhomes Joint Stock Company	9,891,889
		TOTAL COMMON STOCKS (IDENTIFIED COST $478,518,094)	830,160,831
		INVESTMENT COMPANIES—2.3%
15,738,628		Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[3]	15,738,628
Federated Hermes International Growth Fund
Annual Shareholder Report

Shares		Value in U.S. Dollars
	INVESTMENT COMPANIES—continued
3,548,205	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Class, 0.03%[3]	$3,549,269
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $19,287,890)	19,287,897
	TOTAL INVESTMENT IN SECURITIES—101.6% (IDENTIFIED COST $497,805,984)[4]	849,448,728
	OTHER ASSETS AND LIABILITIES - NET—(1.6)%[5]	(13,754,595)
	TOTAL NET ASSETS—100%	$835,694,133
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the year ended May 31, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 5/31/2020	$—	$198,275	$198,275
Purchases at Cost	27,403,462	110,890,256	138,293,718
Proceeds from Sales	(11,664,834)	(107,540,026)	(119,204,860)
Change in Unrealized Appreciation/Depreciation	NA	(83)	(83)
Net Realized Gain/(Loss)	NA	847	847
Value as of 5/31/2021	$15,738,628	$ 3,549,269	$ 19,287,897
Shares Held as of 5/31/2021	15,738,628	3,548,205	19,286,833
Dividend Income	$67	$ 1,457	$1,524
*
All or a portion of the balance/activity for the fund relates to cash collateral on securities lending transactions.
1
Non-income-producing security.
2
All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
3
7-day net yield.
4
The cost of investments for federal tax purposes amounts to $499,700,048.
5
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2021.
Federated Hermes International Growth Fund
Annual Shareholder Report

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$223,025,361	$607,135,470	$—	$830,160,831
Investment Companies	19,287,897	—	—	19,287,897
TOTAL SECURITIES	$242,313,258	$607,135,470	$—	$849,448,728
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Federated Hermes International Growth Fund
Annual Shareholder Report

Financial Highlights–Institutional Shares (formerly, Class I Shares)–Federated Hermes International Growth Fund
(For a Share Outstanding Throughout Each Period)1
	Year Ended May 31,
	2021	2020[2]	2019	2018	2017
Net Asset Value, Beginning of Period	$13.02	$11.87	$14.79	$12.59	$10.92
Income From Investment Operations:
Net investment income[3]	0.09	0.03	0.08	0.06	0.07
Net realized and unrealized gain (loss)	6.39	1.73	(1.28)	2.32	1.70
TOTAL FROM INVESTMENT OPERATIONS	6.48	1.76	(1.20)	2.38	1.77
Less Distributions:
Distributions from net investment income	(0.01)	(0.08)	(0.06)	(0.07)	(0.08)
Distributions from net realized gains	(0.79)	(0.53)	(1.67)	(0.11)	(0.02)
TOTAL DISTRIBUTIONS	(0.80)	(0.61)	(1.73)	(0.18)	(0.10)
Payment by Affiliate[4]	—	—	0.01	—	—
Net Asset Value, End of Period	$18.70	$13.02	$11.87	$14.79	$12.59
Total Return[5]	50.28%	14.78%	(6.61)%[4]	18.97%	16.48%
Ratios to Average Net Assets:
Net expenses[6]	0.84%	0.85%	0.85%	0.85%	0.85%
Net investment income	0.51%	0.21%	0.58%	0.44%	0.62%
Expense waiver/reimbursement[7]	0.36%	5.10%	2.54%	1.73%	2.78%
Supplemental Data:
Net assets, end of period (000 omitted)	$835,694	$5,094	$5,412	$6,199	$6,454
Portfolio turnover	89%	70%	54%	64%	49%
1
PNC International Growth Fund (the “Predecessor Fund”) was reorganized into the Fund as of the close of business on November 15, 2019. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2
Beginning with the year ended May 31, 2020, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
3
Per share numbers have been calculated using the average shares method.
4
During the period ended May 31, 2019, a payment was made by PNC Capital Advisors, LLC (the former Adviser) to offset a trade error in the Predecessor Fund. Excluding this item, the total return would have been (6.76)%.
5
Based on net asset value.
6
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Federated Hermes International Growth Fund
Annual Shareholder Report

Statement of Assets and Liabilities–Federated Hermes International Growth FundMay 31, 2021

Assets:
Investment in securities, at value including $15,344,023 of securities loaned and $19,287,897 of investment in affiliated holdings* (identified cost $497,805,984)		$849,448,728
Cash		187,702
Cash denominated in foreign currencies (identified cost $2,898)		4,148
Income receivable		2,134,966
Due from broker		752
TOTAL ASSETS		851,776,296
Liabilities:
Payable for collateral due to broker for securities lending	$15,738,628
Payable for capital gains taxes withheld	20,679
Payable for investment adviser fee (Note 5)	75,820
Payable for administrative fee (Note 5)	7,011
Accrued expenses (Note 5)	240,025
TOTAL LIABILITIES		16,082,163
Net assets for 44,690,444 shares outstanding		$835,694,133
Net Assets Consists of:
Paid-in capital		$480,797,490
Total distributable earnings (loss)		354,896,643
TOTAL NET ASSETS		$835,694,133
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$835,694,133 ÷ 44,690,444 shares outstanding, no par value, unlimited shares authorized		$18.70
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Federated Hermes International Growth Fund
Annual Shareholder Report

Statement of Operations–Federated Hermes International Growth FundYear Ended May 31, 2021

Investment Income:
Dividends (including $1,457 received from an affiliated holding* and net of foreign taxes withheld of $126,263)			$1,231,683
Net income on securities loaned (includes $67 earned from an affiliated holding* related to cash collateral balances) (Note 2)			3,652
TOTAL INCOME			1,235,335
Expenses:
Investment adviser fee (Note 5)		$685,720
Administrative fee (Note 5)		72,484
Custodian fees		46,559
Transfer agent fees (Note 2)		6,311
Directors’/Trustees’ fees (Note 5)		824
Auditing fees		31,592
Legal fees		10,890
Portfolio accounting fees		137,586
Share registration costs		79,918
Printing and postage		11,041
Miscellaneous (Note 5)		18,500
TOTAL EXPENSES		1,101,425
Waiver and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(146,437)
Reimbursement of other operating expenses	(182,426)
TOTAL WAIVER AND REIMBURSEMENTS		(328,863)
Net expenses			772,562
Net investment income			462,773
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including net realized gain of $847 on sales of investments in an affiliated holding*) and foreign currency transactions			4,782,273
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency (including net change in unrealized appreciation of $(83) of investments in an affiliated holding*)			350,056,166
Net realized and unrealized gain (loss) on investments and foreign currency transactions			354,838,439
Change in net assets resulting from operations			$355,301,212
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Federated Hermes International Growth Fund
Annual Shareholder Report

Statement of Changes in Net Assets–Federated Hermes International Growth Fund

Year Ended May 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$462,773	$10,451
Net realized gain	4,782,273	271,315
Net change in unrealized appreciation/depreciation	350,056,166	414,487
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	355,301,212	696,253
Distributions to Shareholders:	(344,222)	(224,997)
Share Transactions:
Proceeds from sale of shares	533,259,568	390,491
Net asset value of shares issued to shareholders in payment of distributions declared	344,222	48,917
Cost of shares redeemed	(57,960,288)	(1,319,532)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	475,643,502	(880,124)
Change in net assets	830,600,492	(408,868)
Net Assets:
Beginning of year	5,093,641	5,502,509
End of year	$835,694,133	$5,093,641
See Notes which are an integral part of the Financial Statements
Federated Hermes International Growth Fund
Annual Shareholder Report

Notes to Financial Statements–Federated Hermes International Growth Fund
May 31, 2021
1. Organization
Federated Hermes Adviser Series (the “Trust”) was established as a Delaware statutory trust on July 12, 2017 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes International Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Institutional Shares. On August 26, 2019, the Fund’s Class A Shares, Class C Shares and Class R6 Shares became effective with the Securities and Exchange Commission (SEC), but are not yet offered for sale. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital appreciation.
PNC International Growth Fund (the “Predecessor Fund”) was reorganized into the Fund as of the close of business on November 15, 2019. The Fund is the successor to the Predecessor Fund and assumed all of its net assets pursuant to a tax-free reorganization involving the Fund and the Predecessor Fund. The Fund is the legal entity survivor and the Predecessor Fund is the accounting and tax survivor of the reorganization. In connection with the reorganization, Class A, Class I and Class R6 shares of the Predecessor Fund were exchanged for Institutional Shares of the Fund. Prior to November 15, 2019, the Fund had no investment operations and accordingly, the performance and financial information presented herein incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund’s operations.
Prior to June 29, 2020, the names of the Trust and Fund were Federated Adviser Series and Federated International Growth Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
Federated Hermes International Growth Fund
Annual Shareholder Report

■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Federated Hermes International Growth Fund
Annual Shareholder Report

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Federated Hermes International Growth Fund
Annual Shareholder Report

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. The detail of the total fund expense waiver and reimbursements of $328,863 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended May 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
Federated Hermes International Growth Fund
Annual Shareholder Report

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Federated Hermes International Growth Fund
Annual Shareholder Report

Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
The securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts, but gross. As indicated in the below chart, the cash collateral received by the Fund exceeds the market value of the securities loaned, reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund. As of May 31, 2021, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$15,344,023	$15,738,628
Federated Hermes International Growth Fund
Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. shares of beneficial interest
The following tables summarize share activity:
Year Ended May 31	2021		2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	39	$500
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	(5,889)	(75,627)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	—	$—	(5,850)	$(75,127)

Year Ended May 31	2021		2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	$—	(1,733)	$(22,380)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	—	$—	(1,733)	$(22,380)

Year Ended May 31	2021		2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	47,422,997	$533,259,568	25,587	$314,493
Proceeds from shares issued in connection with the exchange of shares from Class A and Class R6 to Institutional Shares	—	—	5,847	75,498
Shares issued to shareholders in payment of distributions declared	19,909	344,222	3,775	48,917
Shares redeemed	(3,143,660)	(57,960,288)	(99,793)	(1,221,525)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	44,299,246	$475,643,502	(64,584)	$(782,617)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	44,299,246	$475,643,502	(72,167)	$(880,124)
4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences primarily result from expiring wash sales.
Federated Hermes International Growth Fund
Annual Shareholder Report

For the year ended May 31, 2021, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Total Distributable Earnings (Loss)
$1,777,220	$(1,777,220)
Net assets were not affected by the reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2021 and 2020, was as follows:
	2021	2020
Ordinary income	$3,136	$28,075
Long-term capital gain	$341,086	$196,922
As of May 31, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[1]	$1,160,072
Net unrealized appreciation	$349,758,940
Undistributed long-term capital gains	$3,977,631
1
For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales.
At May 31, 2021, the cost of investments for federal tax purposes was $499,700,048. The net unrealized appreciation of investments for federal tax purposes was $349,748,680. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $354,147,904 and net unrealized depreciation from investments for those securities having an excess of cost over value of $ 4,399,224.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended May 31, 2021, the Adviser voluntarily waived $145,417 of its fee and voluntarily reimbursed $182,426 of other operating expenses. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended May 31, 2021, the Adviser reimbursed $1,020.
Federated Hermes International Growth Fund
Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2021, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include, FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, tax reclaim recovery fees, proxy-related expenses and extraordinary expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.84% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) August 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities, and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of May 31, 2021, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
6. PURCHASE IN-KIND
On April 23, 2021, the Fund received an in-kind subscription of securities and other assets of $892,089,859 from an affiliated fund, in exchange for 47,250,522 shares of the Fund’s Institutional Shares.
Federated Hermes International Growth Fund
Annual Shareholder Report

7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities, purchases in-kind and short-term obligations, for the year ended May 31, 2021, were as follows:
Purchases	$121,116,914
Sales	$141,188,740
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020, which was renewed on June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2021, the Fund had no outstanding loans. During the year ended May 31, 2021, the Fund did not utilize the LOC.
9. Concentration of risk
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2021, there were no outstanding loans. During the year ended May 31, 2021, the program was not utilized.
11. Other Matters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that
Federated Hermes International Growth Fund
Annual Shareholder Report

may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
12. Federal TAx Information (unaudited)
For the year ended May 31, 2021, 100% of total ordinary income distributions paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of distributions on Form 1099-DIV.
If the Fund meets the requirements of Section 853 of the Code, the Fund will pass through to its shareholders credits for foreign taxes paid. For the fiscal year ended May 31, 2021, the Fund derived $1,239,636 of gross income from foreign sources and paid foreign taxes of $126,263.
For the year ended May 31, 2021, the amount of long-term capital gains designated by the Fund was $341,086.
Federated Hermes International Growth Fund
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm–Federated Hermes International Growth Fund
To the Board of Trustees of Federated hermes Adviser Series and Shareholders of Federated hermes International Growth Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Hermes International Growth Fund (formerly, Federated International Growth Fund) (the “Fund”), a portfolio of Federated Hermes Adviser Series (formerly, Federated Adviser Series), as of May 31, 2021, the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the two-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years or periods in the three-year period ended May 31, 2019, were audited by other independent registered public accountants whose report, dated July 26, 2019, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Federated Hermes International Growth Fund
Annual Shareholder Report

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of May 31, 2021, by correspondence with custodians and brokers or by other appropriate auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more Federated Hermes, Inc. investment companies since 2006.
Boston, Massachusetts
July 23, 2021
Federated Hermes International Growth Fund
Annual Shareholder Report

Shareholder Expense Example (unaudited)–Federated Hermes International Growth Fund
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2020 to May 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Federated Hermes International Growth Fund
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2020	Ending Account Value 05/31/2021	Expenses Paid During Period[1]
Actual	$1,000	$1,119.40	$4.44
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.74	$4.23
1
Expenses are equal to the Fund’s annualized net expense ratio of 0.84%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
Federated Hermes International Growth Fund
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised 12 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Vice President, Federated Hermes, Inc.; President, Director/Trustee
and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment
Management Corp., Federated Investment Counseling, Federated
Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated Investors
Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and Director of
Federated Investment Counseling; President and CEO of Passport
Research, Ltd.; Director, Edgewood Securities Corp.; Director,
Federated Services Company; Director, Federated Hermes, Inc.;
Chairman and Director, Southpointe Distribution Services, Inc. and
President, Technology, Federated Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee, and Chair of the Board of
Directors or Trustees, of the Federated Hermes Fund Family; formerly,
Chairman and CEO, The Collins Group, Inc. (a private equity
firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, KLX Energy Services Holdings, Inc. (oilfield services); former
Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; and Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: May 2017
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: November 2017
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: May 2017
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: May 2017
Principal Occupations: Stephen F. Auth is Chief Investment Officer of
various Funds in the Federated Hermes Fund Family; Executive Vice
President, Federated Investment Counseling, Federated Global
Investment Management Corp. and Federated Equity Management
Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment
Management Company and Passport Research, Ltd. (investment
advisory subsidiary of Federated); Senior Vice President, Global
Portfolio Management Services Division; Senior Vice President,
Federated Investment Management Company and Passport Research,
Ltd.; Senior Managing Director and Portfolio Manager,
Prudential Investments.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes International Equity Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) and the investment sub-advisory contract between the Adviser and Polaris Capital Management, LLC (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the Advisers’ investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of the Advisers and their affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by the Advisers and their affiliates. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Advisers’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Advisers’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Advisers’ communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.

The Board received and evaluated information regarding the Advisers’ regulatory and compliance environment. The Board considered the Advisers’ compliance program, compliance history, and reports from the CCO about the Advisers’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Advisers and their affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Advisers’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Advisers’ investment management and related services warrant the continuation of the Contracts.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.

The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2020, the Fund’s performance for the one-year and five-year periods was above the median of the Performance Peer Group, and the Fund’s performance fell below the median of the Performance Peer Group for the three-year period. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contracts.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contracts.

Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The

Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangements.
Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Adviser Series (the Trust) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes International Equity Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
Annual Shareholder Report

applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes International Equity Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A713
CUSIP 31423A697
CUSIP 31423A689
CUSIP 31423A671
Q454745 (7/21)
© 2021 Federated Hermes, Inc.

Annual Shareholder Report
May 31, 2021

Share Class | Ticker	Institutional | PIGDX

Federated Hermes International Growth Fund
Successor to the PNC International Growth Fund Established 2016

A Portfolio of Federated Hermes Adviser Series
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from June 1, 2020 through May 31, 2021.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)–Federated Hermes International Growth Fund
The total return of Federated Hermes International Growth Fund (the “Fund”), based on net asset value for the 12-month reporting period ended May 31, 2021 was 50.28% for Institutional Shares. The total return of the MSCI ACWI ex USA Growth Index (MSCI Index),1 the Fund’s broad-based securities market index, was 39.92% for the same period. The total return of Morningstar Foreign Large Growth Funds Average (MFLGFA),2 a peer group average for the Fund, was 40.38% for the same period. The Fund’s and MFLGFA’s total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the MSCI Index.
During the reporting period, the most significant factor affecting the Fund’s performance relative to the MSCI Index was security selection.
MARKET OVERVIEW
During the reporting period, the pandemic continued to contribute to uncertainty and volatility as many nations experienced resurgences.3 This sporadically resulted in renewed lockdowns and movement restrictions. New cases, hospitalizations and deaths varied widely by country. To mitigate the impact from economic restrictions, governments and central banks continued to provide major monetary and fiscal support. Vaccination programs began in earnest in early 2021, inspiring further optimism. However, the pace and success also varied significantly by country.
In the latter half of the reporting period, reflation became the dominant theme as tight supply and demand drove higher oil and major commodity prices. Rising inflation expectations and a surge in the U.S. 10-year Treasury yield provided support for real yields. This increased discount rates and compressed valuations. These factors contributed to a growth and value factor reversal in mid-February. As a result, during the reporting period, the value factor outperformed relative to the growth factor. In particular, the MSCI ACWI ex USA Value4 and the MSCI Index returned 45.47% and 39.92%, respectively. Additionally, despite the rise in the U.S. 10-year Treasury yield, the U.S. dollar weakened during the reporting period.
As the first nation to combat the pandemic, China initially led the rebound in global growth. An earlier resumption of exports and recovery in domestic consumption contributed to China’s economic strength in the first half of the reporting period. However, indications of policy tightening, concerns about a potential property bubble and a regulatory crackdown on large technology companies detracted from both the local currency and market performance.
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1

In Japan, activity also rebounded from depressed levels as demand from the U.S. and China benefited Japan’s export-driven manufacturers. Additionally, in September, Yoshihide Suga became prime minister. He vowed to continue Abenomics, his predecessor’s economic strategy to promote growth via continued monetary easing, fiscal stimulus and structural reform. However, recurring virus outbreaks continued to suppress domestic activity. Overall, the recovery lagged relative to other major economies.
Southeast Asian nations varied widely in infection and vaccination rates. Tourism-dependent countries recovered more slowly than commodities-based or export-driven economies. For example, the Philippines remained one of the worst affected by the pandemic, while Vietnam continued to outperform relative to other Southeast Asian nations.
Europe remained vulnerable to the pandemic due to a sluggish vaccination program relative to the U.S. and the U.K. Despite this, manufacturing activity outpaced other major economies as the global economy rebounded. After prolonged negotiations, the U.K. finally reached a “Brexit” (the U.K. leaving the European Union) deal, and the country began to benefit from a strong vaccination effort. By the end of the reporting period, countries in Northern and Western Europe reported the highest Manufacturing Purchasing Managers’ Index (PMI) levels in the world.
Latin America was among the hardest hit regions globally as it struggled with new variants and slow progress with vaccinations. Most trade balances and currencies were supported by strong commodity prices. However, in Brazil, heightened political risk and one of the world’s worst ongoing virus outbreaks detracted from the country’s recovery.
SECURITY SELECTION
Relative to the MSCI Index, the largest positive contributions came from stock selection within the Communication Services and Health Care sectors. In Communication Services, Sea Ltd. was the Fund’s top overall contributor. Backed by China’s Tencent, this Singapore-based gaming and e-commerce company is rapidly expanding in Southeast Asia. Rising demand for the company’s mobile games and Shopee e-commerce platform resulted in strong top-line growth. This enabled the company to invest more resources in the region, contributing to market share gains. Kakao Corp. was another top contributor in Communication Services. This South Korean internet and mobile app conglomerate benefited from new revenue streams and continued to advance its fintech and mobility initiatives.
Samsung SDI Co., Ltd. was another top performer. This South Korean-based battery manufacturer benefited from growing expectations for electric vehicle sales. Government mandates and secular changes in power generation are contributing to demand for the company’s energy storage solutions.
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Within Health Care, Wuxi Biologics Inc. outperformed due to pandemic-induced tailwinds. This Chinese contract development and manufacturing organization provides full biologic drug discovery and production services to pharmaceutical and biotech companies. The pandemic drove an increase in coronavirus-related contracts and accelerated the pharmaceutical research and development (R&D) outsourcing trend.
Overall, security selection in Information Technology and Materials detracted the most, but the largest individual detractors were in Information Technology and Health Care. In Information Technology, Taiwan Semiconductor Manufacturing Co., Ltd. (TSMC) was the largest detractor due to the Fund’s underweight position relative to the MSCI Index. As the world’s largest semiconductor foundry, TSMC benefited from chip shortages, pandemic-driven demand for consumer electronics and recovering automotive demand. Another detractor in Information Technology, Appen is an Australian company specializing in developing high-quality, human-annotated data sets for artificial intelligence and machine learning applications. The company underperformed after lowering its earnings guidance due to disruptions from the pandemic.
Despite a positive contribution from security selection in Health Care, Daiichi Sankyo Co., Ltd. and Asahi Intecc were also top detractors. Based in Japan, Daiichi Sankyo is a global leader in antibody-drug conjugates, a next-generation cancer treatment. The company underperformed after announcing R&D leadership changes and higher near-term investments in R&D and marketing. Asahi Intecc, also based in Japan, is a leader in guidewires used in minimally invasive surgeries. The company underperformed due to a pandemic-driven decline in surgery volumes and heightened concerns of guidewire price erosion from centralized government purchasing in China.
1
Please see the footnotes to the line graphs below for definitions of, and further information about, the MSCI Index.
2
Please see the footnotes to the line graphs below for definitions of, and further information about, the MFLGFA.
3
International investing involves special risks including currency risk, increased volatility, political risks, and differences in auditing and other financial standards. Prices of emerging-market and frontier-market securities can be significantly more volatile than the prices of securities in developed countries, and currency risk and political risks are accentuated in emerging markets.
4
The MSCI ACWI ex USA Value Index is an equity index which captures large- and mid-cap securities exhibiting overall value style characteristics across 22 of 23 developed markets countries (excluding the U.S.) and 27 emerging markets countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. The index is unmanaged, and it is not possible to invest directly in an index.
.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes International Growth Fund (the “Fund”) from February 29, 2016 to May 31, 2021, compared to the MSCI All Country World Index ex USA Growth Index (MSCI Index)2 and the Morningstar Foreign Large Growth Funds Average (MFLGFA).3 The Average Annual Total Return table below shows returns averaged over the stated periods.
Growth of a $10,000 INVESTMENT
Growth of $10,000 as of May 31, 2021
Average Annual Total Returns for the Period Ended 5/31/2021
	1 Year	5 Year	Start of Performance[4]
Institutional Shares	50.28%	17.43%	18.49%
MSCI Index	39.92%	13.19%	14.29%
MFLGFA	40.38%	13.34%	14.26%
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
The Fund’s performance assumes the reinvestment of all dividends and distributions. The MSCI Index has been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2
The MSCI Index is designed to measure the performance of growth companies within developed and emerging equity markets, excluding the U.S and frontier markets. The index is not adjusted to reflect taxes, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3
Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of $10,000 line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
4
The Fund commenced operations on February 29, 2016 as the PNC International Growth Fund (the “Predecessor Fund”). The Fund is the successor to the Predecessor Fund pursuant to a reorganization involving the Fund and the Predecessor Fund on November 15, 2019. For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund.
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Portfolio of Investments Summary Tables (unaudited)–Federated Hermes International Growth Fund
At May 31, 2021, the Fund’s portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
Japan	12.0%
China	10.9%
United Kingdom	8.6%
France	7.1%
South Korea	6.2%
Sweden	5.6%
Switzerland	5.6%
Singapore	4.9%
Netherlands	4.7%
Argentina	3.0%
Canada	3.0%
Germany	2.7%
Israel	2.6%
Australia	2.3%
India	2.2%
Ireland	2.1%
Denmark	1.8%
Taiwan	1.6%
Italy	1.4%
Norway	1.4%
Hong Kong	1.3%
Brazil	1.2%
Vietnam	1.2%
Finland	1.1%
Hungary	1.1%
Poland	1.1%
Other[2]	2.6%
Securities Lending Collateral[3]	1.9%
Cash Equivalents[4]	0.4%
Other Assets and Liabilities—Net[5]	(1.6)%
TOTAL	100%
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At May 31, 2021, the Fund’s sector classification composition6 was as follows:
Sector Classification	Percentage of Total Net Assets
Information Technology	21.6%
Health Care	16.4%
Consumer Discretionary	12.0%
Industrials	11.9%
Communication Services	10.9%
Financials	10.0%
Materials	6.7%
Consumer Staples	6.1%
Energy	2.5%
Real Estate	1.2%
Securities Lending Collateral[3]	1.9%
Cash Equivalents[4]	0.4%
Other Assets and Liabilities—Net[5]	(1.6)%
TOTAL	100%
1
Country allocations are based primarily on the country in which a company is incorporated. However, the Fund’s Adviser may allocate a company to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities or the country where a majority of the company’s revenues are derived.
2
For purposes of this table, country classifications constitute 96.7% of the Fund’s investments. Remaining countries have been aggregated under the designation “Other.”
3
Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
4
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements, other than those representing Securities Lending Collateral.
5
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
6
Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
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Portfolio of Investments–Federated Hermes International Growth Fund
May 31, 2021
Shares			Value in U.S. Dollars
		COMMON STOCKS—99.3%
		Argentina—3.0%
52,667	[1]	Globant SA	$11,474,559
10,268	[1]	Mercadolibre, Inc.	13,950,824
		TOTAL	25,425,383
		Australia—2.3%
93,149	[1]	Afterpay Ltd.	6,735,921
744,854		Northern Star Resources Ltd.	6,601,654
288,469		Wisetech Global Ltd.	6,173,154
		TOTAL	19,510,729
		Belgium—0.8%
109,440		Umicore SA	6,583,403
		Brazil—1.2%
281,325		Vale SA, ADR	6,054,114
101,349	[1]	XP Inc.	4,019,501
		TOTAL	10,073,615
		Canada—3.0%
69,765		Agnico Eagle Mines Ltd.	5,005,639
396,246	[1]	Aritzia, Inc.	9,758,138
32,313	[1]	Lululemon Athletica Inc.	10,441,299
		TOTAL	25,205,076
		China—10.9%
251,677	[1]	360 Finance Inc., ADR	7,064,573
654,281	[1]	Alibaba Group Holding Ltd.	17,540,589
482,400		Ganfeng Lithium Co., Ltd.	6,454,917
36,755	[1]	Pinduoduo, Inc., ADR	4,589,965
943,216		Ping An Insurance (Group) Co. of China Ltd.	10,296,949
332,044		Tencent Holdings Ltd.	25,705,006
917,957	[1]	WuXi PharmaTech, Inc.	13,589,217
4,000,000		Zijin Mining Group Co. Ltd.	6,176,727
		TOTAL	91,417,943
		Denmark—1.8%
11,998	[1]	Alk-Abello A/S	5,350,244
112,084		GN Store Nord AS	9,536,738
		TOTAL	14,886,982
Annual Shareholder Report
8

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Finland—1.1%
143,080		Neste Oyj	$9,431,599
		France—7.1%
46,250		Dassault Systemes SA	10,632,581
68,973	[1]	Eurofins Scientific SE	7,382,331
17,155		LVMH Moet Hennessy Louis Vuitton SA	13,700,352
15,971		Stedim	6,926,379
26,456		Teleperformance	10,151,087
114,102	[1]	Worldline SA	10,968,047
		TOTAL	59,760,777
		Germany—2.7%
56,733	[1]	Friedrich Vorwerk Group SE	3,291,737
5,586		Rational AG	5,061,411
43,124		SAP SE, ADR	6,034,341
79,753	[1]	Zalando SE	8,517,070
		TOTAL	22,904,559
		Hong Kong—1.3%
798,437		AIA Group Ltd.	10,590,763
		Hungary—1.1%
173,474	[1]	OTP Bank RT	9,532,989
		India—2.2%
125,711	[1]	HDFC Bank Ltd., ADR	9,620,663
75		Reliance Industries Limited	1,016
300,099		Reliance Industries Ltd.	8,669,611
		TOTAL	18,291,290
		Ireland—2.1%
32,016	[1]	ICON PLC	7,163,900
112,491	[1]	Kingspan Group PLC	10,702,996
		TOTAL	17,866,896
		Israel—2.6%
38,367	[1]	CyberArk Software Ltd.	4,854,960
93,701	[1]	Inmode Ltd.	7,998,317
33,445	[1]	Solaredge Technologies, Inc.	8,629,145
		TOTAL	21,482,422
		Italy—1.4%
893,056	[1]	Davide Campari - Milano NV	11,460,411
		Japan—12.0%
189,112		Asahi Intecc Co. Ltd.	4,700,720
Annual Shareholder Report
9

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
314,806		Daiichi Sankyo Co. Ltd.	$7,230,499
73,541		Hoya Corp.	9,666,908
20,417		Keyence Corp.	10,092,193
47,812		Lasertec Corp.	8,462,943
111,613		M3, Inc.	7,523,551
125,150		Murata Manufacturing Co. Ltd.	9,510,371
107,812		Nidec Corp.	12,372,441
308,166		Nihon M&A Center, Inc.	7,501,358
273,008		Olympus Corp.	5,827,089
686,900	[1]	Renesas Electronics Corp.	7,363,388
16,972		SMC Corp.	10,202,896
		TOTAL	100,454,357
		Kenya—0.9%
18,531,894		Safaricom Ltd.	7,207,531
		Netherlands—4.7%
99,671	[1]	Alfen Beheer B.V.	8,613,416
36,112		ASML Holding N.V., ADR	24,392,572
112,719		Corbion NV	6,505,243
		TOTAL	39,511,231
		Norway—1.4%
1,629,025	[1]	NEL ASA	3,565,127
155,205		Tomra Systems ASA	8,056,118
		TOTAL	11,621,245
		Poland—1.1%
119,659	[1]	Dino Polska SA	9,268,870
		Russia—0.9%
106,116	[1]	Yandex NV	7,167,075
		Singapore—4.9%
597,288		DBS Group Holdings Ltd.	13,718,786
72,907	[1]	Sea Ltd., ADR	18,462,969
2,870,514		Singapore Technologies Engineering Ltd.	8,441,300
		TOTAL	40,623,055
		South Korea—6.2%
244,903		Kakao Corp.	26,779,977
42,950		Samsung SDI Co. Ltd.	24,644,879
		TOTAL	51,424,856
Annual Shareholder Report
10

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Sweden—5.6%
392,869	[1]	Medicover AB	$11,101,664
145,469		MIPS AB	11,621,105
23,234	[1]	Spotify Technology SA	5,612,637
767,713		Swedish Match AB	7,113,045
272,445	[1]	Vitrolife AB	10,947,462
		TOTAL	46,395,913
		Switzerland—5.6%
93,712		Alcon, Inc.	6,529,852
3,878		Barry Callebaut AG	8,829,007
76,921		Logitech International SA	9,468,975
73,992		Nestle S.A.	9,139,207
39,115		Sika AG	12,575,856
		TOTAL	46,542,897
		Taiwan—1.6%
385,480		MediaTek, Inc.	13,329,109
		United Kingdom—8.6%
187,456		Ashtead Group PLC	13,695,116
273,015	[2]	AstraZeneca PLC, ADR	15,499,062
928,295		Burford Capital Ltd.	11,139,540
255,299	[1]	Ceres Power Holdings PLC	3,923,251
78,892	[1]	Endava PLC, ADR	8,092,741
420,710	[1]	Entain Plc	9,828,170
295,511		Hilton Food Group PLC	5,008,808
267,140	[1]	JET2 PLC	5,111,278
		TOTAL	72,297,966
		Vietnam—1.2%
2,180,410	[1]	Vinhomes Joint Stock Company	9,891,889
		TOTAL COMMON STOCKS (IDENTIFIED COST $478,518,094)	830,160,831
		INVESTMENT COMPANIES—2.3%
15,738,628		Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[3]	15,738,628
Annual Shareholder Report
11

Shares		Value in U.S. Dollars
	INVESTMENT COMPANIES—continued
3,548,205	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Class, 0.03%[3]	$3,549,269
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $19,287,890)	19,287,897
	TOTAL INVESTMENT IN SECURITIES—101.6% (IDENTIFIED COST $497,805,984)[4]	849,448,728
	OTHER ASSETS AND LIABILITIES - NET—(1.6)%[5]	(13,754,595)
	TOTAL NET ASSETS—100%	$835,694,133
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the year ended May 31, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 5/31/2020	$—	$198,275	$198,275
Purchases at Cost	27,403,462	110,890,256	138,293,718
Proceeds from Sales	(11,664,834)	(107,540,026)	(119,204,860)
Change in Unrealized Appreciation/Depreciation	NA	(83)	(83)
Net Realized Gain/(Loss)	NA	847	847
Value as of 5/31/2021	$15,738,628	$ 3,549,269	$ 19,287,897
Shares Held as of 5/31/2021	15,738,628	3,548,205	19,286,833
Dividend Income	$67	$ 1,457	$1,524
*
All or a portion of the balance/activity for the fund relates to cash collateral on securities lending transactions.
1
Non-income-producing security.
2
All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
3
7-day net yield.
4
The cost of investments for federal tax purposes amounts to $499,700,048.
5
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2021.
Annual Shareholder Report
12

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$223,025,361	$607,135,470	$—	$830,160,831
Investment Companies	19,287,897	—	—	19,287,897
TOTAL SECURITIES	$242,313,258	$607,135,470	$—	$849,448,728
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Institutional Shares (formerly, Class I Shares)–Federated Hermes International Growth Fund
(For a Share Outstanding Throughout Each Period)1
	Year Ended May 31,
	2021	2020[2]	2019	2018	2017
Net Asset Value, Beginning of Period	$13.02	$11.87	$14.79	$12.59	$10.92
Income From Investment Operations:
Net investment income[3]	0.09	0.03	0.08	0.06	0.07
Net realized and unrealized gain (loss)	6.39	1.73	(1.28)	2.32	1.70
TOTAL FROM INVESTMENT OPERATIONS	6.48	1.76	(1.20)	2.38	1.77
Less Distributions:
Distributions from net investment income	(0.01)	(0.08)	(0.06)	(0.07)	(0.08)
Distributions from net realized gains	(0.79)	(0.53)	(1.67)	(0.11)	(0.02)
TOTAL DISTRIBUTIONS	(0.80)	(0.61)	(1.73)	(0.18)	(0.10)
Payment by Affiliate[4]	—	—	0.01	—	—
Net Asset Value, End of Period	$18.70	$13.02	$11.87	$14.79	$12.59
Total Return[5]	50.28%	14.78%	(6.61)%[4]	18.97%	16.48%
Ratios to Average Net Assets:
Net expenses[6]	0.84%	0.85%	0.85%	0.85%	0.85%
Net investment income	0.51%	0.21%	0.58%	0.44%	0.62%
Expense waiver/reimbursement[7]	0.36%	5.10%	2.54%	1.73%	2.78%
Supplemental Data:
Net assets, end of period (000 omitted)	$835,694	$5,094	$5,412	$6,199	$6,454
Portfolio turnover	89%	70%	54%	64%	49%
1
PNC International Growth Fund (the “Predecessor Fund”) was reorganized into the Fund as of the close of business on November 15, 2019. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2
Beginning with the year ended May 31, 2020, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
3
Per share numbers have been calculated using the average shares method.
4
During the period ended May 31, 2019, a payment was made by PNC Capital Advisors, LLC (the former Adviser) to offset a trade error in the Predecessor Fund. Excluding this item, the total return would have been (6.76)%.
5
Based on net asset value.
6
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Statement of Assets and Liabilities–Federated Hermes International Growth FundMay 31, 2021

Assets:
Investment in securities, at value including $15,344,023 of securities loaned and $19,287,897 of investment in affiliated holdings* (identified cost $497,805,984)		$849,448,728
Cash		187,702
Cash denominated in foreign currencies (identified cost $2,898)		4,148
Income receivable		2,134,966
Due from broker		752
TOTAL ASSETS		851,776,296
Liabilities:
Payable for collateral due to broker for securities lending	$15,738,628
Payable for capital gains taxes withheld	20,679
Payable for investment adviser fee (Note 5)	75,820
Payable for administrative fee (Note 5)	7,011
Accrued expenses (Note 5)	240,025
TOTAL LIABILITIES		16,082,163
Net assets for 44,690,444 shares outstanding		$835,694,133
Net Assets Consists of:
Paid-in capital		$480,797,490
Total distributable earnings (loss)		354,896,643
TOTAL NET ASSETS		$835,694,133
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$835,694,133 ÷ 44,690,444 shares outstanding, no par value, unlimited shares authorized		$18.70
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Statement of Operations–Federated Hermes International Growth FundYear Ended May 31, 2021

Investment Income:
Dividends (including $1,457 received from an affiliated holding* and net of foreign taxes withheld of $126,263)			$1,231,683
Net income on securities loaned (includes $67 earned from an affiliated holding* related to cash collateral balances) (Note 2)			3,652
TOTAL INCOME			1,235,335
Expenses:
Investment adviser fee (Note 5)		$685,720
Administrative fee (Note 5)		72,484
Custodian fees		46,559
Transfer agent fees (Note 2)		6,311
Directors’/Trustees’ fees (Note 5)		824
Auditing fees		31,592
Legal fees		10,890
Portfolio accounting fees		137,586
Share registration costs		79,918
Printing and postage		11,041
Miscellaneous (Note 5)		18,500
TOTAL EXPENSES		1,101,425
Waiver and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(146,437)
Reimbursement of other operating expenses	(182,426)
TOTAL WAIVER AND REIMBURSEMENTS		(328,863)
Net expenses			772,562
Net investment income			462,773
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including net realized gain of $847 on sales of investments in an affiliated holding*) and foreign currency transactions			4,782,273
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency (including net change in unrealized appreciation of $(83) of investments in an affiliated holding*)			350,056,166
Net realized and unrealized gain (loss) on investments and foreign currency transactions			354,838,439
Change in net assets resulting from operations			$355,301,212
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Statement of Changes in Net Assets–Federated Hermes International Growth Fund

Year Ended May 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$462,773	$10,451
Net realized gain	4,782,273	271,315
Net change in unrealized appreciation/depreciation	350,056,166	414,487
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	355,301,212	696,253
Distributions to Shareholders:	(344,222)	(224,997)
Share Transactions:
Proceeds from sale of shares	533,259,568	390,491
Net asset value of shares issued to shareholders in payment of distributions declared	344,222	48,917
Cost of shares redeemed	(57,960,288)	(1,319,532)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	475,643,502	(880,124)
Change in net assets	830,600,492	(408,868)
Net Assets:
Beginning of year	5,093,641	5,502,509
End of year	$835,694,133	$5,093,641
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Notes to Financial Statements–Federated Hermes International Growth Fund
May 31, 2021
1. Organization
Federated Hermes Adviser Series (the “Trust”) was established as a Delaware statutory trust on July 12, 2017 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes International Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Institutional Shares. On August 26, 2019, the Fund’s Class A Shares, Class C Shares and Class R6 Shares became effective with the Securities and Exchange Commission (SEC), but are not yet offered for sale. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital appreciation.
PNC International Growth Fund (the “Predecessor Fund”) was reorganized into the Fund as of the close of business on November 15, 2019. The Fund is the successor to the Predecessor Fund and assumed all of its net assets pursuant to a tax-free reorganization involving the Fund and the Predecessor Fund. The Fund is the legal entity survivor and the Predecessor Fund is the accounting and tax survivor of the reorganization. In connection with the reorganization, Class A, Class I and Class R6 shares of the Predecessor Fund were exchanged for Institutional Shares of the Fund. Prior to November 15, 2019, the Fund had no investment operations and accordingly, the performance and financial information presented herein incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund’s operations.
Prior to June 29, 2020, the names of the Trust and Fund were Federated Adviser Series and Federated International Growth Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
Annual Shareholder Report
18

■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Annual Shareholder Report
19

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Annual Shareholder Report
20

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. The detail of the total fund expense waiver and reimbursements of $328,863 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended May 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
Annual Shareholder Report
21

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
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Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
The securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts, but gross. As indicated in the below chart, the cash collateral received by the Fund exceeds the market value of the securities loaned, reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund. As of May 31, 2021, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$15,344,023	$15,738,628
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. shares of beneficial interest
The following tables summarize share activity:
Year Ended May 31	2021		2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	39	$500
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	(5,889)	(75,627)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	—	$—	(5,850)	$(75,127)

Year Ended May 31	2021		2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	$—	(1,733)	$(22,380)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	—	$—	(1,733)	$(22,380)

Year Ended May 31	2021		2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	47,422,997	$533,259,568	25,587	$314,493
Proceeds from shares issued in connection with the exchange of shares from Class A and Class R6 to Institutional Shares	—	—	5,847	75,498
Shares issued to shareholders in payment of distributions declared	19,909	344,222	3,775	48,917
Shares redeemed	(3,143,660)	(57,960,288)	(99,793)	(1,221,525)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	44,299,246	$475,643,502	(64,584)	$(782,617)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	44,299,246	$475,643,502	(72,167)	$(880,124)
4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences primarily result from expiring wash sales.
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For the year ended May 31, 2021, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Total Distributable Earnings (Loss)
$1,777,220	$(1,777,220)
Net assets were not affected by the reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2021 and 2020, was as follows:
	2021	2020
Ordinary income	$3,136	$28,075
Long-term capital gain	$341,086	$196,922
As of May 31, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[1]	$1,160,072
Net unrealized appreciation	$349,758,940
Undistributed long-term capital gains	$3,977,631
1
For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales.
At May 31, 2021, the cost of investments for federal tax purposes was $499,700,048. The net unrealized appreciation of investments for federal tax purposes was $349,748,680. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $354,147,904 and net unrealized depreciation from investments for those securities having an excess of cost over value of $ 4,399,224.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended May 31, 2021, the Adviser voluntarily waived $145,417 of its fee and voluntarily reimbursed $182,426 of other operating expenses. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended May 31, 2021, the Adviser reimbursed $1,020.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2021, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include, FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, tax reclaim recovery fees, proxy-related expenses and extraordinary expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.84% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) August 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities, and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of May 31, 2021, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
6. PURCHASE IN-KIND
On April 23, 2021, the Fund received an in-kind subscription of securities and other assets of $892,089,859 from an affiliated fund, in exchange for 47,250,522 shares of the Fund’s Institutional Shares.
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7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities, purchases in-kind and short-term obligations, for the year ended May 31, 2021, were as follows:
Purchases	$121,116,914
Sales	$141,188,740
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020, which was renewed on June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2021, the Fund had no outstanding loans. During the year ended May 31, 2021, the Fund did not utilize the LOC.
9. Concentration of risk
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2021, there were no outstanding loans. During the year ended May 31, 2021, the program was not utilized.
11. Other Matters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that
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may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
12. Federal TAx Information (unaudited)
For the year ended May 31, 2021, 100% of total ordinary income distributions paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of distributions on Form 1099-DIV.
If the Fund meets the requirements of Section 853 of the Code, the Fund will pass through to its shareholders credits for foreign taxes paid. For the fiscal year ended May 31, 2021, the Fund derived $1,239,636 of gross income from foreign sources and paid foreign taxes of $126,263.
For the year ended May 31, 2021, the amount of long-term capital gains designated by the Fund was $341,086.
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Report of Independent Registered Public Accounting Firm–Federated Hermes International Growth Fund
To the Board of Trustees of Federated hermes Adviser Series and Shareholders of Federated hermes International Growth Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Hermes International Growth Fund (formerly, Federated International Growth Fund) (the “Fund”), a portfolio of Federated Hermes Adviser Series (formerly, Federated Adviser Series), as of May 31, 2021, the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the two-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years or periods in the three-year period ended May 31, 2019, were audited by other independent registered public accountants whose report, dated July 26, 2019, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of May 31, 2021, by correspondence with custodians and brokers or by other appropriate auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more Federated Hermes, Inc. investment companies since 2006.
Boston, Massachusetts
July 23, 2021
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Shareholder Expense Example (unaudited)–Federated Hermes International Growth Fund
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2020 to May 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2020	Ending Account Value 05/31/2021	Expenses Paid During Period[1]
Actual	$1,000	$1,119.40	$4.44
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.74	$4.23
1
Expenses are equal to the Fund’s annualized net expense ratio of 0.84%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised 12 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Vice President, Federated Hermes, Inc.; President, Director/Trustee
and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment
Management Corp., Federated Investment Counseling, Federated
Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated Investors
Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and Director of
Federated Investment Counseling; President and CEO of Passport
Research, Ltd.; Director, Edgewood Securities Corp.; Director,
Federated Services Company; Director, Federated Hermes, Inc.;
Chairman and Director, Southpointe Distribution Services, Inc. and
President, Technology, Federated Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee, and Chair of the Board of
Directors or Trustees, of the Federated Hermes Fund Family; formerly,
Chairman and CEO, The Collins Group, Inc. (a private equity
firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, KLX Energy Services Holdings, Inc. (oilfield services); former
Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; and Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: May 2017
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Annual Shareholder Report
37

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: November 2017
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: May 2017
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: May 2017
Principal Occupations: Stephen F. Auth is Chief Investment Officer of
various Funds in the Federated Hermes Fund Family; Executive Vice
President, Federated Investment Counseling, Federated Global
Investment Management Corp. and Federated Equity Management
Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment
Management Company and Passport Research, Ltd. (investment
advisory subsidiary of Federated); Senior Vice President, Global
Portfolio Management Services Division; Senior Vice President,
Federated Investment Management Company and Passport Research,
Ltd.; Senior Managing Director and Portfolio Manager,
Prudential Investments.

Annual Shareholder Report
38

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes International Growth Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
39

matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
40

fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
41

with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
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The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
43

The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For both the one-year and three-year periods ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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It was noted in the materials for the May Meetings that, for the year ended December 31, 2020, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received
45

by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability
46

information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted
47

that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Annual Shareholder Report
48

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Adviser Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes International Growth Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the “Trust” (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
Annual Shareholder Report
49

applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes International Growth Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A648
Q454746 (7/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 – $274,090

Fiscal year ended 2020 - $244,650

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $5,000

Fiscal year ended 2020 - $0

Fiscal year ended 2021- Audit consent for N-1A financial highlights.

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $6,896 respectively. Fiscal year ended 2020- Audit consent fee for N-14 merger document.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $11,438

Fiscal year ended 2020 - $0

Fiscal year ended 2021- International tax advice with respect to exchange of American Depositary Receipt.

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $52,391 and $49,966 respectively. Fiscal year ended 2021- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2020- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2021 - $93,155

Fiscal year ended 2020 - $280,402

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Adviser Series

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 23, 2021

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2021